Schedule of Investments (unaudited) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 8.7%
AIMCO CLO, Series 2017-AA, Class A, (LIBOR USD 3 Month + 1.26%), 3.08%, 07/20/29(a)(b)	USD	500	$477,703
Allegro CLO VI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 2.97%, 01/17/31(a)(b)		400	372,459
Allegro CLO X Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.42%), 3.24%, 04/20/32(a)(b)		500	464,132
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.24%, 10/15/28(a)(b)		250	240,051
AMSR Trust(b):
Series 2020-SFR1, Class E, 3.22%, 04/17/37		1,000	842,951
Series 2020-SFR1, Class F, 3.57%, 04/17/37		1,000	811,547
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.10%, 10/13/30		500	467,823
Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.03%, 10/15/31		500	465,307
Ares XLI CLO Ltd., Series 2016-41A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.03%, 01/15/29(a)(b)		1,000	946,559
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 2.98%, 05/24/30(a)(b)		500	455,667
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.00%, 10/15/30(a)(b)		250	234,054
Ares XXXVR CLO Ltd., Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 3.23%, 07/15/30(a)(b)		1,000	917,390
Assurant CLO I Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.07%, 10/20/29		900	856,105
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.52%, 10/20/29		500	454,144
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 2.85%, 05/28/30(a)(b)		1,000	943,127
Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 1.94%, 02/28/40(a)(b)		992	888,827
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (LIBOR USD 3 Month + 1.25%), 3.07%, 01/20/29(a)(b)		500	481,532
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 2.92%, 01/20/31(a)(b)		500	465,673
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 2.74%, 05/15/31(a)(b)		500	440,210
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.01%, 01/15/30(a)(b)		250	234,782
CBAM Ltd., Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.24%, 04/17/31(a)(b)		1,000	856,267
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.09%, 10/17/30(a)(b)		513	482,833
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1A, (LIBOR USD 3 Month + 1.35%), 2.93%, 05/29/32(a)(b)		500	464,892
CIFC Funding Ltd.(a)(b):
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 2.85%, 04/27/31		1,000	927,919

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.09%, 04/27/31	USD	650	$596,994
Series 2017-3A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.04%, 07/20/30		1,850	1,686,154
Deer Creek CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.65%), 3.47%, 10/20/30(a)(b)		500	442,399
Dryden 49 Senior Loan Fund(a)(b):
Series 2017-49A, Class A, (LIBOR USD 3 Month + 1.21%), 3.03%, 07/18/30		1,680	1,580,931
Series 2017-49A, Class B, (LIBOR USD 3 Month + 1.70%), 3.52%, 07/18/30		1,000	897,967
Elmwood CLO II Ltd., Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.45%), 3.27%, 04/20/31(a)(b)		500	470,994
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A6M, (LIBOR USD 1 Month + 0.35%), 1.30%, 11/25/35(a)		1,050	888,854
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.19%), 3.02%, 10/15/30(a)(b)		750	702,350
Greywolf CLO VII Ltd., Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.00%, 10/20/31(a)(b)		500	462,619
Grippen Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 3.08%, 01/20/30(a)(b)		1,500	1,419,512
Highbridge Loan Management Ltd., Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 3.32%, 07/18/31(a)(b)		500	431,505
Kayne CLO III Ltd., Series 2019-3A, Class A, (LIBOR USD 3 Month + 1.48%), 3.31%, 04/15/32(a)(b)		1,000	935,380
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.13%, 03/20/30(a)(b)		500	471,823
Madison Park Funding XXV Ltd., Series 2017- 25A, Class A1, (LIBOR USD 3 Month + 1.18%), 2.97%, 04/25/29(a)(b)		1,500	1,417,860
Madison Park Funding XXVII Ltd., Series 2018- 27A, Class A1A, (LIBOR USD 3 Month + 1.03%), 2.85%, 04/20/30(a)(b)		1,000	929,780
Milos CLO Ltd., Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.07%), 2.76%, 10/20/30(a)(b)		700	653,954
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.07%, 10/20/30(a)(b)		250	233,983
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 2.99%, 10/18/30(a)(b)		750	704,593
OCP CLO Ltd., Series 2017-13A, Class A2A, (LIBOR USD 3 Month + 1.80%), 3.63%, 07/15/30(a)(b)		500	456,551
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.43%, 07/15/30(a)(b)		500	438,926
OHA Loan Funding Ltd.(a)(b):
Series 2013-1A, Class BR2, (LIBOR USD 3 Month + 1.60%), 3.41%, 07/23/31		1,000	891,574
Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.34%), 3.03%, 11/15/32		500	467,891
OZLM XIX Ltd., Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.05%, 11/22/30(a)(b)		250	234,449

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square CLO Ltd.(a)(b):
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 2.94%, 07/16/31	USD	1,000	$938,190
Series 2019-1A, Class A1, (LIBOR USD 3 Month + 1.34%), 3.27%, 11/14/32		1,000	934,619
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.78%, 11/14/32		1,000	893,736
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1A, (LIBOR USD 3 Month + 1.28%), 3.10%, 10/20/31(a)(b)		750	696,128
Progress Residential Trust(b):
Series 2020-SFR1, Class E, 3.03%, 04/17/37		1,000	825,714
Series 2020-SFR1, Class F, 3.43%, 04/17/37		1,000	805,927
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 3.08%, 01/15/29(a)(b)		500	481,192
Regatta XV Funding Ltd., Series 2018-4A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.64%, 10/25/31(a)(b)		700	628,110
THL Credit Wind River CLO Ltd., Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.25%), 3.08%, 10/15/30(a)(b)		500	470,000
TICP CLO VII Ltd., Series 2017-7A, Class ASR, (LIBOR USD 3 Month + 1.27%), 2.78%, 04/15/33(a)(b)		1,300	1,228,264
VOLT LXXXVIII LLC, Series 2020-NPL4, Class A1, 2.98%, 03/25/50(b)(c)		983	857,694
Voya CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.09%, 04/17/30(a)(b)		500	472,301
Webster Park CLO Ltd., Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 3.17%, 07/20/30(a)(b)		1,000	916,384

Total Asset-Backed Securities — 8.7% (Cost: $45,590,724)			41,757,256

Corporate Bonds — 48.0%

Aerospace & Defense — 1.2%
Arconic, Inc.:
5.87%, 02/23/22		109	107,332
5.13%, 10/01/24		219	216,263
Boeing Co. (The):
2.13%, 03/01/22		290	272,620
2.20%, 10/30/22		60	56,673
2.80%, 03/01/23		20	18,736
2.80%, 03/01/24		100	93,866
2.70%, 02/01/27		40	36,678
2.95%, 02/01/30		45	42,176
3.90%, 05/01/49		35	31,587
Bombardier, Inc.(b):
8.75%, 12/01/21		119	98,919
6.13%, 01/15/23		81	57,105
7.50%, 12/01/24		50	33,750
7.50%, 03/15/25		16	11,432
7.88%, 04/15/27		187	124,794
BWX Technologies, Inc., 5.38%, 07/15/26(b)		142	136,320
General Dynamics Corp.:
4.25%, 04/01/40		115	137,202
4.25%, 04/01/50		20	25,184
Huntington Ingalls Industries, Inc.(b):
3.84%, 05/01/25		55	56,621
4.20%, 05/01/30		90	93,286

Security		Par (000)	Value

Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	USD	137	$125,355
L3Harris Technologies, Inc.:
4.95%, 02/15/21(b)		50	51,073
3.85%, 06/15/23(b)		100	104,415
3.83%, 04/27/25		75	78,028
3.85%, 12/15/26(b)		100	103,119
4.40%, 06/15/28		290	308,704
2.90%, 12/15/29		10	9,333
Lockheed Martin Corp.:
2.90%, 03/01/25		150	151,969
4.07%, 12/15/42		35	40,422
Moog, Inc., 4.25%, 12/15/27(b)		141	127,252
Northrop Grumman Corp.:
3.25%, 08/01/23		500	511,916
3.25%, 01/15/28		430	446,821
Rockwell Collins, Inc.:
2.80%, 03/15/22		65	65,680
3.20%, 03/15/24		50	51,402
3.50%, 03/15/27		45	46,506
4.35%, 04/15/47		80	87,323
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26		44	42,570
4.00%, 03/01/28		104	93,891
SSL Robotics LLC, 9.75%, 12/31/23(b)		50	51,500
TransDigm, Inc., 6.25%, 03/15/26(b)		1,173	1,168,601
United Technologies Corp.:
3.65%, 08/16/23		80	84,121
6.70%, 08/01/28		85	107,651
4.13%, 11/16/28		140	153,685
6.13%, 07/15/38		50	71,852
4.50%, 06/01/42		180	207,932

			5,941,665

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.10%, 08/05/29		190	186,535
4.55%, 04/01/46		95	90,318
XPO Logistics, Inc., 6.75%, 08/15/24(b)		12	11,734

			288,587

Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(b)		17	15,945
American Airlines Pass-Through Trust:
Series 2019-1, Class B, 3.85%, 02/15/28		78	59,858
Series 2017-1, Class AA, 3.65%, 02/15/29		66	63,300
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(b)		45	42,370
Delta Air Lines, Inc.:
2.60%, 12/04/20		105	100,278
3.63%, 03/15/22		258	238,281
3.80%, 04/19/23		100	93,972
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21		111	107,698
Series 2019-2, Class AA, 2.70%, 05/01/32		45	40,490

			762,192

Auto Components — 0.3%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		134	125,960
Aptiv Corp., 4.15%, 03/15/24		32	31,416
Dealer Tire LLC, 8.00%, 02/01/28(b)		43	34,400
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26		16	14,760
Icahn Enterprises LP:
4.75%, 09/15/24		38	34,949
6.38%, 12/15/25		39	36,855

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
6.25%, 05/15/26	USD	92	$86,940
5.25%, 05/15/27		114	105,308
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26		432	408,240
8.50%, 05/15/27		391	341,108
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		150	125,810

			1,345,746

Automobiles — 0.2%
BMW US Capital LLC, 1.85%, 09/15/21(b)		25	24,566
Daimler Finance North America LLC, 2.30%, 02/12/21(b)		500	487,063
Ford Motor Co.:
4.75%, 01/15/43		40	22,700
5.29%, 12/08/46		11	6,545
General Motors Co.:
5.00%, 10/01/28		50	43,082
5.20%, 04/01/45		55	43,549
Hyundai Capital America, 2.55%, 04/03/20(b)		40	39,985
Nissan Motor Acceptance Corp.(b):
2.55%, 03/08/21		40	38,507
3.15%, 03/15/21		75	73,902
2.65%, 07/13/22		50	48,297
Tesla, Inc., 5.30%, 08/15/25(b)		119	111,562
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)		200	199,357

			1,139,115

Banks — 11.1%
ANZ New Zealand Int’l Ltd., 1.90%, 02/13/23(b)		300	301,853
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21		450	454,189
2.63%, 11/09/22		300	304,812
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(b)(d)		200	196,500
Banco Bilbao Vizcaya Argentaria SA, (USD Swap Semi 5 Year + 3.87%), 6.13%(a)(d)		200	147,000
Banco Santander SA:
3.50%, 04/11/22		600	593,610
3.13%, 02/23/23		200	190,646
2.71%, 06/27/24		400	392,338
Bank of America Corp.:
3.30%, 01/11/23		80	82,883
(LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/23(a)		1,260	1,280,169
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(a)		1,685	1,691,866
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		400	401,644
(LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/24(a)		740	769,681
Series JJ, (LIBOR USD 3 Month + 3.29%), 5.13%(a)(d)		1,100	1,045,000
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(a)		505	528,372
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)		300	309,364
Series L, 3.95%, 04/21/25		350	367,951
4.45%, 03/03/26		625	673,148
4.25%, 10/22/26		91	96,724
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)		250	255,618
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(a)		300	306,774
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(a)		20	21,559

Security		Par (000)	Value

Banks (continued)
Series L, 4.75%, 04/21/45	USD	110	$124,967
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(b)		200	185,771
Barclays Bank plc(e)(f):
0.00%, 02/04/25		190	184,642
Series VUN, 0.00%, 02/18/25		115	111,111
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%(a)(d)		500	457,500
3.68%, 01/10/23		200	200,551
(LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/23(a)		500	505,632
(USD Swap Semi 5 Year + 4.84%), 7.75%(a)(d)		475	416,575
5.20%, 05/12/26		280	287,672
(LIBOR USD 3 Month + 3.05%), 5.09%, 06/20/30(a)		200	209,000
BNP Paribas SA:
5.00%, 01/15/21		280	285,479
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(b)(d)		225	219,656
3.38%, 01/09/25(b)		400	396,488
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)(b)		200	218,717
BofA Finance LLC, 0.13%, 09/01/22(e)		156	153,817
Capital One NA, 2.95%, 07/23/21		425	426,248
CIT Group, Inc., 5.00%, 08/01/23		103	99,097
Citibank NA, (LIBOR USD 3 Month + 0.30%), 2.12%, 10/20/20(a)		625	620,075
Citigroup, Inc.:
2.90%, 12/08/21		325	327,500
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)		60	60,707
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		430	433,306
3.88%, 10/25/23		300	308,451
Series U, (SOFR + 3.81%), 5.00%(a)(d)		675	617,058
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(a)		30	30,741
3.20%, 10/21/26		255	264,053
4.30%, 11/20/26		275	287,684
4.45%, 09/29/27		400	417,610
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		395	406,268
Citizens Bank NA, 2.55%, 05/13/21		500	499,505
Commonwealth Bank of Australia(b):
2.75%, 03/10/22		105	105,322
2.50%, 09/18/22		100	99,180
Cooperatieve Rabobank UA, 3.88%, 09/26/23(b)		300	308,476
Credit Agricole SA(b):
2.38%, 01/22/25		315	307,623
(USD Swap Semi 5 Year + 6.19%), 8.12%(a)(d)		400	412,000
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20		250	249,749
3.80%, 06/09/23		1,150	1,162,533
Danske Bank A/S:
5.00%, 01/12/22(b)		200	205,367
(LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/22(a)(b)		200	199,101
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(a)(d)		450	378,000
Discover Bank, 4.20%, 08/08/23		250	263,212
Fifth Third Bancorp:
2.60%, 06/15/22		160	158,141

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
(LIBOR USD 3 Month + 3.03%), 5.10%(a)(d)	USD	850	$688,500
Fifth Third Bank, 3.35%, 07/26/21		690	699,147
HSBC Holdings plc:
3.40%, 03/08/21		550	553,024
2.95%, 05/25/21		1,270	1,276,632
(USD Swap Rate 5 Year + 5.51%), 6.87%(a)(d)		200	196,500
4.88%, 01/14/22		250	254,114
4.25%, 03/14/24		225	230,886
(LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/30(a)		200	204,867
Huntington Bancshares, Inc.:
2.30%, 01/14/22		330	327,158
4.00%, 05/15/25		250	261,892
Huntington National Bank (The), 3.25%, 05/14/21		250	251,927
ING Groep NV:
4.10%, 10/02/23		200	205,260
(USD Swap Rate 5 Year + 4.20%), 6.75%(a)(d)		200	171,500
Intesa Sanpaolo SpA, 3.13%, 07/14/22(b)		575	548,605
JPMorgan Chase & Co.:
2.40%, 06/07/21		225	225,464
(LIBOR USD 3 Month + 0.61%), 1.50%, 06/18/22(a)		1,115	1,072,073
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		175	177,256
(LIBOR USD 3 Month + 1.23%), 3.03%, 10/24/23(a)		860	832,403
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		1,385	1,449,372
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		25	26,458
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29(a)		470	504,606
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(a)		110	117,968
Series U, (LIBOR USD 3 Month + 0.95%), 2.71%, 02/02/37(a)		340	241,400
5.63%, 08/16/43		130	168,347
4.85%, 02/01/44		65	77,767
4.95%, 06/01/45		205	256,751
Series W, (LIBOR USD 3 Month + 1.00%), 2.69%, 05/15/47(a)		117	79,560
(LIBOR USD 3 Month + 1.22%), 3.90%, 01/23/49(a)		50	57,285
KeyBank NA, 3.35%, 06/15/21		250	252,386
KeyCorp, 2.25%, 04/06/27		45	41,776
Lloyds Banking Group plc:
3.10%, 07/06/21		600	598,140
4.05%, 08/16/23		710	731,687
(USD Swap Semi 5 Year + 4.50%), 7.50%(a)(d)		200	179,760
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%(a)(d)		200	164,500
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(d)		750	675,000
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		63	64,193
3.22%, 03/07/22		145	147,351
2.67%, 07/25/22		95	94,682
3.46%, 03/02/23		455	466,738
3.76%, 07/26/23		410	423,762
Mizuho Financial Group, Inc., 2.63%, 04/12/21(b)		200	200,033

Security		Par (000)	Value

Banks (continued)
National Australia Bank Ltd.:
2.50%, 01/12/21	USD	250	$250,110
3.63%, 06/20/23		300	305,545
Nordea Bank Abp(b):
3.75%, 08/30/23		220	221,502
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(d)		500	452,500
Regions Bank, (LIBOR USD 3 Month + 0.50%), 3.37%, 08/13/21(a)		485	484,028
Royal Bank of Canada, 2.25%, 11/01/24		300	301,449
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(a)(d)		200	183,376
(USD Swap Semi 5 Year + 7.60%), 8.62%(a)(d)		400	390,000
3.88%, 09/12/23		1,150	1,180,294
Santander Holdings USA, Inc., 3.70%, 03/28/22		100	99,015
Santander UK Group Holdings plc:
2.88%, 08/05/21		605	597,540
(LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/24(a)		200	209,448
Santander UK plc, 5.00%, 11/07/23(b)		237	238,787
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22		470	461,865
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%(a)(b)(d)		400	366,000
Standard Chartered plc(a)(b):
(USD Swap Semi 5 Year + 6.30%), 7.50%(d)		525	512,195
(LIBOR USD 3 Month + 1.20%), 2.10%, 09/10/22		200	191,942
(LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/26		365	345,822
Sumitomo Mitsui Financial Group, Inc.:
(LIBOR USD 3 Month + 1.68%), 2.68%, 03/09/21(a)		120	118,711
2.44%, 10/19/21		450	449,747
2.78%, 10/18/22		750	760,315
2.35%, 01/15/25		200	198,589
Swedbank AB, 2.80%, 03/14/22(b)		300	298,400
Truist Bank:
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)		330	330,616
3.20%, 04/01/24		175	179,352
2.25%, 03/11/30		250	228,588
Truist Financial Corp.:
3.20%, 09/03/21		760	764,858
2.70%, 01/27/22		455	457,450
2.75%, 04/01/22		230	231,519
3.75%, 12/06/23		60	63,450
4.00%, 05/01/25		40	42,129
UniCredit SpA, (USD Swap Semi 5 Year + 5.18%), 8.00%(a)(d)		400	342,355
US Bank NA, 2.80%, 01/27/25		250	258,062
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 2.33%, 01/15/27(a)		20	16,400
Wells Fargo & Co.:
2.55%, 12/07/20		380	380,909
3.50%, 03/08/22		820	835,937
3.75%, 01/24/24		1,270	1,342,169
3.00%, 02/19/25		75	76,458
4.30%, 07/22/27		80	85,216
4.65%, 11/04/44		75	82,283
4.90%, 11/17/45		75	85,502
4.40%, 06/14/46		265	284,598

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
(LIBOR USD 3 Month + 4.24%), 5.01%, 04/04/51(a)	USD	100	$127,680

			53,045,727

Beverages — 0.4%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36		585	612,636
4.90%, 02/01/46		247	269,024
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		400	418,073
4.15%, 01/23/25		40	42,940
4.75%, 01/23/29		120	132,462
4.44%, 10/06/48		60	61,209
4.75%, 04/15/58		115	117,948
5.80%, 01/23/59		105	128,432
Constellation Brands, Inc., 3.20%, 02/15/23		40	39,664
Molson Coors Beverage Co., 2.10%, 07/15/21		175	171,414
PepsiCo, Inc., 3.63%, 03/19/50		100	118,724

			2,112,526

Biotechnology — 0.4%
AbbVie, Inc.:
3.20%, 11/06/22		125	127,531
2.60%, 11/21/24(b)		225	227,174
3.20%, 05/14/26		225	223,677
2.95%, 11/21/26(b)		45	45,206
3.20%, 11/21/29(b)		90	90,370
4.50%, 05/14/35		50	56,714
4.05%, 11/21/39(b)		160	164,577
4.45%, 05/14/46		30	31,840
4.88%, 11/14/48		195	226,225
Amgen, Inc., 3.63%, 05/15/22		55	57,021
Baxalta, Inc., 3.60%, 06/23/22		9	9,111
Gilead Sciences, Inc.:
2.50%, 09/01/23		15	14,977
3.70%, 04/01/24		190	199,277
3.50%, 02/01/25		100	105,516
4.50%, 02/01/45		6	7,293
4.75%, 03/01/46		155	197,938

			1,784,447

Building Products — 0.1%(b)
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		64	56,960
Builders FirstSource, Inc., 5.00%, 03/01/30		40	36,000
Carrier Global Corp.:
2.24%, 02/15/25		70	68,001
2.72%, 02/15/30		100	92,143
3.38%, 04/05/40		35	30,686
CPG Merger Sub LLC, 8.00%, 10/01/21		126	122,271
JELD-WEN, Inc., 4.63%, 12/15/25		36	31,680
Masonite International Corp., 5.38%, 02/01/28		30	29,484
Standard Industries, Inc.:
5.38%, 11/15/24		140	135,100
6.00%, 10/15/25		89	87,469

			689,794

Capital Markets — 2.8%
AG Issuer LLC, 6.25%, 03/01/28(b)		9	7,560
Altice France Holding SA, 10.50%, 05/15/27(b)		264	278,520
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(a)(d)		375	326,250
2.95%, 01/29/23		250	255,588
2.10%, 10/24/24		285	286,715
3.25%, 05/16/27		125	130,529

Security		Par (000)	Value

Capital Markets (continued)
Credit Suisse Group AG(a)(b)(d):
(USD Swap Semi 5 Year + 4.60%), 7.50%	USD	500	$481,250
(USD Swap Semi 5 Year + 3.46%), 6.25%		400	368,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%		200	175,540
Deutsche Bank AG:
2.95%, 08/20/20		80	79,322
3.15%, 01/22/21		875	854,831
4.25%, 02/04/21		340	326,495
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.52%), 6.00%(a)(d)		400	267,800
Goldman Sachs Group, Inc. (The):
5.75%, 01/24/22		200	211,892
(LIBOR USD 3 Month + 1.11%), 2.90%, 04/26/22(a)		595	578,774
3.00%, 04/26/22		275	277,017
3.63%, 01/22/23		70	71,835
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(a)		510	511,466
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(a)		75	74,724
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.62%), 5.50%(a)(d)		275	264,305
3.50%, 01/23/25		50	51,117
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(a)(d)		284	252,760
3.75%, 02/25/26		100	103,310
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		195	207,527
5.15%, 05/22/45		205	236,715
Intercontinental Exchange, Inc.:
2.35%, 09/15/22		50	50,005
4.25%, 09/21/48		40	46,400
Morgan Stanley:
2.63%, 11/17/21		490	491,831
2.75%, 05/19/22		810	814,130
4.88%, 11/01/22		150	157,408
(SOFR + 0.70%), 2.24%, 01/20/23(a)		400	372,343
3.13%, 01/23/23		465	476,219
(SOFR + 1.15%), 2.72%, 07/22/25(a)		110	110,215
3.95%, 04/23/27		485	510,773
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		375	380,765
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		400	421,393
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)		60	66,609
MSCI, Inc.(b):
4.00%, 11/15/29		24	23,841
3.63%, 09/01/30		13	12,334
Owl Rock Capital Corp.:
5.25%, 04/15/24		16	15,519
4.00%, 03/30/25		24	18,506
State Street Corp.(a):
(LIBOR USD 3 Month + 0.77%), 3.78%, 12/03/24		55	57,570
(SOFR + 2.65%), 3.15%, 03/30/31(b)		5	5,115
UBS Group AG:
2.95%, 09/24/20(b)		350	350,586
3.00%, 04/15/21(b)		400	400,771
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)(b)		700	694,121

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(b)(d)	USD	800	$752,000
(USD Swap Semi 5 Year + 4.87%), 7.00%(a)(d)		200	192,700
(LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/30(a)(b)		200	194,228

			13,295,724

Chemicals — 0.6%
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		248	228,470
Blue Cube Spinco LLC:
9.75%, 10/15/23		99	102,836
10.00%, 10/15/25		111	117,116
Chemours Co. (The):
6.63%, 05/15/23		79	67,150
5.38%, 05/15/27		31	23,710
Dow Chemical Co. (The):
3.15%, 05/15/24		375	342,727
4.38%, 11/15/42		89	86,744
5.55%, 11/30/48		50	56,145
DuPont de Nemours, Inc.:
4.21%, 11/15/23		715	752,867
5.32%, 11/15/38		60	67,393
5.42%, 11/15/48		36	39,609
Ecolab, Inc., 4.80%, 03/24/30		40	44,932
Element Solutions, Inc., 5.88%, 12/01/25(b)		348	341,040
Gates Global LLC, 6.25%, 01/15/26(b)		128	113,280
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		46	42,780
LYB International Finance III LLC, 4.20%, 10/15/49		35	34,322
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		9	7,898
PQ Corp.(b):
6.75%, 11/15/22		26	26,131
5.75%, 12/15/25		150	135,000
Sherwin-Williams Co. (The):
2.75%, 06/01/22		27	26,943
2.30%, 05/15/30		45	41,910
4.50%, 06/01/47		10	10,701
3.30%, 05/15/50		30	28,087
Valvoline, Inc., 4.25%, 02/15/30(b)		65	60,931
W.R. Grace & Co., 5.63%, 10/01/24(b)		92	90,592

			2,889,314

Commercial Services & Supplies — 0.5%
ADT Security Corp. (The):
4.13%, 06/15/23		61	59,627
4.88%, 07/15/32(b)		108	91,767
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		334	328,155
9.75%, 07/15/27		143	134,763
APX Group, Inc.:
7.88%, 12/01/22		71	66,764
8.50%, 11/01/24(b)		22	20,075
6.75%, 02/15/27(b)		66	54,780
Aramark Services, Inc.(b):
5.00%, 04/01/25		140	132,524
5.00%, 02/01/28		69	64,213
Clean Harbors, Inc.(b):
4.88%, 07/15/27		79	77,333
5.13%, 07/15/29		119	110,670
Garda World Security Corp.(b):
4.63%, 02/15/27		77	68,915
9.50%, 11/01/27		34	30,393
GFL Environmental, Inc.(b):
7.00%, 06/01/26		175	169,385

Security		Par (000)	Value

Commercial Services & Supplies (continued)
5.13%, 12/15/26	USD	141	$137,475
8.50%, 05/01/27		55	55,259
IAA, Inc., 5.50%, 06/15/27(b)		131	126,743
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		126	120,330
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		17	15,768
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		55	54,328
5.75%, 04/15/26		34	33,320
6.25%, 01/15/28		144	124,200
RELX Capital, Inc., 3.50%, 03/16/23		40	41,648
Republic Services, Inc.:
5.25%, 11/15/21		60	63,103
3.38%, 11/15/27		35	35,530
3.95%, 05/15/28		15	16,217
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		50	49,875
Waste Management, Inc.:
3.20%, 06/15/26		50	52,025
3.45%, 06/15/29		35	35,886
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		138	128,036

			2,499,107

Communications Equipment — 0.1%
CommScope, Inc.(b):
5.50%, 03/01/24		100	101,200
6.00%, 03/01/26		42	41,937
Motorola Solutions, Inc.:
4.60%, 05/23/29		210	211,806
5.50%, 09/01/44		10	10,081
Nokia OYJ, 6.63%, 05/15/39		79	80,027
ViaSat, Inc., 5.63%, 04/15/27(b)		209	206,388

			651,439

Construction & Engineering — 0.0%(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25		130	102,076
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26		17	15,640

			117,716

Consumer Finance — 2.4%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		150	147,974
4.50%, 05/15/21		150	137,611
3.50%, 05/26/22		150	132,791
4.63%, 07/01/22		280	233,631
4.13%, 07/03/23		150	126,996
4.88%, 01/16/24		175	150,460
3.50%, 01/15/25		375	304,067
3.65%, 07/21/27		220	170,355
American Express Co.:
3.40%, 02/27/23		140	143,432
3.40%, 02/22/24		740	771,712
2.50%, 07/30/24		300	303,466
3.63%, 12/05/24		400	411,749
American Honda Finance Corp.:
3.45%, 07/14/23		115	116,460
2.15%, 09/10/24		200	195,208
Capital One Financial Corp.:
2.40%, 10/30/20		475	474,018
3.05%, 03/09/22		860	858,863
3.30%, 10/30/24		300	293,398
4.25%, 04/30/25		150	153,678
3.80%, 01/31/28		80	78,369
Caterpillar Financial Services Corp., 2.85%, 05/17/24		200	204,392

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Discover Financial Services:
3.85%, 11/21/22	USD	60	$61,249
4.10%, 02/09/27		75	73,496
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		1,380	1,342,050
3.16%, 08/04/20		200	195,030
3.35%, 11/01/22		300	279,750
5.58%, 03/18/24		600	570,000
5.11%, 05/03/29		200	173,375
General Motors Financial Co., Inc.:
3.25%, 01/05/23		775	703,108
4.15%, 06/19/23		275	250,139
3.95%, 04/13/24		400	362,478
4.00%, 01/15/25		50	44,430
2.90%, 02/26/25		310	267,972
4.30%, 07/13/25		35	30,996
Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(a)(d)		399	275,310
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(g)		152	97,421
John Deere Capital Corp.:
1.20%, 04/06/23		60	58,745
3.45%, 06/07/23		200	209,299
2.60%, 03/07/24		110	110,652
Navient Corp.:
5.00%, 10/26/20		47	46,295
5.88%, 10/25/24		41	37,720
6.75%, 06/25/25		64	58,880
6.75%, 06/15/26		16	14,720
5.00%, 03/15/27		41	35,248
Springleaf Finance Corp.:
6.13%, 05/15/22		14	14,144
6.88%, 03/15/25		101	101,719
7.13%, 03/15/26		99	98,010
6.63%, 01/15/28		66	62,370
5.38%, 11/15/29		31	28,365
Synchrony Financial:
2.85%, 07/25/22		155	147,167
4.38%, 03/19/24		30	29,511
4.25%, 08/15/24		150	144,401
Toyota Motor Credit Corp.:
2.15%, 02/13/30		90	83,465
3.38%, 04/01/30		85	85,830

			11,501,975

Containers & Packaging — 0.4%
ARD Finance SA, 6.50%, (6.50% Cash or 0.00% PIK), 06/30/27(b)(g)		200	171,780
Berry Global, Inc., 4.88%, 07/15/26(b)		52	52,520
Crown Americas LLC:
4.75%, 02/01/26		71	72,754
4.25%, 09/30/26		92	90,620
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		8	8,200
Graphic Packaging International LLC(b):
4.75%, 07/15/27		15	14,670
3.50%, 03/15/28		24	21,593
International Paper Co., 4.35%, 08/15/48		90	87,031
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		52	49,660
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		111	102,120
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		332	305,440
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		67	66,330
7.00%, 07/15/24		58	58,942
Silgan Holdings, Inc., 4.13%, 02/01/28(b)		47	43,357

Security		Par (000)	Value

Containers & Packaging (continued)
Trivium Packaging Finance BV(b)(c):
5.50%, 08/15/26	USD	200	$199,000
8.50%, 08/15/27		200	201,000
WRKCo, Inc., 3.75%, 03/15/25		155	155,817

			1,700,834

Distributors — 0.2%(b)
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26		139	132,398
4.00%, 01/15/28		79	71,890
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(g)		82	75,030
Core & Main LP, 6.13%, 08/15/25		280	260,400
Wolverine Escrow LLC:
8.50%, 11/15/24		52	41,469
9.00%, 11/15/26		209	169,813

			751,000

Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26(b)		105	100,537
Graham Holdings Co., 5.75%, 06/01/26(b)		44	43,120
Laureate Education, Inc., 8.25%, 05/01/25(b)		19	18,905
Service Corp. International, 5.13%, 06/01/29		51	52,020
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		54	53,325
Trustees of Boston University, Series CC, 4.06%, 10/01/48		21	25,409

			293,316

Diversified Financial Services — 0.4%
Fairstone Financial, Inc., 7.88%, 07/15/24(b)		26	24,440
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/20		200	196,637
4.42%, 11/15/35		200	213,416
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		237	206,204
Refinitiv US Holdings, Inc.(b):
6.25%, 05/15/26		411	424,358
8.25%, 11/15/26		219	231,045
Shell International Finance BV:
3.50%, 11/13/23		180	187,463
3.63%, 08/21/42		25	25,598
Verscend Escrow Corp., 9.75%, 08/15/26(b)		347	346,348

			1,855,509

Diversified Telecommunication Services — 2.3%
Altice France SA(b):
7.38%, 05/01/26		200	198,530
8.13%, 02/01/27		200	208,500
5.50%, 01/15/28		200	187,260
AT&T, Inc.:
2.80%, 02/17/21		400	401,770
3.20%, 03/01/22		725	735,097
3.40%, 06/15/22(c)		50	50,818
2.63%, 12/01/22		170	167,936
3.60%, 02/17/23		450	462,327
3.55%, 06/01/24		375	389,050
3.60%, 07/15/25		442	468,298
3.88%, 01/15/26		83	85,530
3.80%, 02/15/27		270	281,748
4.35%, 03/01/29		200	215,779
4.50%, 05/15/35		305	325,060
5.35%, 09/01/40		70	80,768
4.65%, 06/01/44		17	17,826
4.75%, 05/15/46		25	27,648
4.50%, 03/09/48		140	151,610

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
5.15%, 02/15/50	USD	5	$5,967
CCO Holdings LLC(b):
4.00%, 03/01/23		55	54,794
5.13%, 05/01/27		184	184,478
5.38%, 06/01/29		93	95,567
4.75%, 03/01/30		91	90,545
4.50%, 08/15/30		239	234,220
4.50%, 05/01/32		267	260,378
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		98	104,154
Series Y, 7.50%, 04/01/24		39	42,705
5.13%, 12/15/26(b)		135	135,000
4.00%, 02/15/27(b)		115	111,550
Series G, 6.88%, 01/15/28		51	52,020
Series P, 7.60%, 09/15/39		76	73,720
Series U, 7.65%, 03/15/42		103	99,910
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		67	67,419
Front Range BidCo, Inc.(b):
4.00%, 03/01/27		337	322,256
6.13%, 03/01/28		192	182,400
Frontier Communications Corp., 8.00%, 04/01/27(b)		395	389,581
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		212	138,860
Level 3 Financing, Inc.:
5.25%, 03/15/26		27	26,983
4.63%, 09/15/27(b)		26	25,842
Qualitytech LP, 4.75%, 11/15/25(b)		152	146,680
Qwest Corp., 6.75%, 12/01/21		35	36,271
Sprint Capital Corp.:
6.88%, 11/15/28		152	173,614
8.75%, 03/15/32		131	173,248
Telecom Italia Capital SA:
6.38%, 11/15/33		57	57,855
6.00%, 09/30/34		109	107,910
7.20%, 07/18/36		9	9,315
7.72%, 06/04/38		36	38,060
Telefonica Emisiones SA:
5.13%, 04/27/20		30	30,002
4.10%, 03/08/27		150	154,450
4.67%, 03/06/38		200	208,405
Telesat Canada, 4.88%, 06/01/27(b)		89	84,977
Verizon Communications, Inc.:
2.95%, 03/15/22		395	403,855
3.50%, 11/01/24		550	585,140
3.38%, 02/15/25		300	320,461
4.27%, 01/15/36		545	632,979
5.25%, 03/16/37		85	107,960
3.85%, 11/01/42		183	204,649
4.86%, 08/21/46		65	84,828
4.52%, 09/15/48		120	153,628
4.00%, 03/22/50		70	82,784
4.67%, 03/15/55		71	90,294

			11,041,269

Electric Utilities — 1.7%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		65	67,196
Baltimore Gas & Electric Co.:
3.35%, 07/01/23		470	484,681
3.20%, 09/15/49		50	45,426
DTE Electric Co., Series A, 4.05%, 05/15/48		110	123,568
Duke Energy Carolinas LLC:
6.10%, 06/01/37		74	98,822
6.05%, 04/15/38		100	140,303
3.70%, 12/01/47		60	65,351
Duke Energy Corp.:
2.40%, 08/15/22		90	89,859

Security		Par (000)	Value

Electric Utilities (continued)
3.95%, 10/15/23	USD	335	$349,056
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%(a)(d)		675	567,000
Duke Energy Florida LLC, 2.50%, 12/01/29		195	191,357
Duke Energy Progress LLC:
2.80%, 05/15/22		45	45,674
3.45%, 03/15/29		105	110,985
4.15%, 12/01/44		80	89,877
Edison International, 4.95%, 04/15/25		20	19,954
Eversource Energy, Series K, 2.75%, 03/15/22		75	76,080
Exelon Corp.:
2.45%, 04/15/21		225	223,032
3.50%, 06/01/22(c)		150	145,341
4.70%, 04/15/50		20	20,601
FirstEnergy Corp.:
Series A, 2.85%, 07/15/22		17	16,582
Series B, 3.90%, 07/15/27		110	111,741
2.65%, 03/01/30		110	102,542
Series C, 3.40%, 03/01/50		70	66,078
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.14%, 05/06/22(a)		190	179,180
4.13%, 02/01/42		200	216,411
MidAmerican Energy Co., 4.25%, 07/15/49		135	156,855
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		40	42,052
NextEra Energy Capital Holdings, Inc.:
3.15%, 04/01/24		465	475,798
3.55%, 05/01/27		140	142,718
2.75%, 11/01/29		70	67,486
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		82	79,950
4.25%, 09/15/24		68	66,300
4.50%, 09/15/27		47	45,825
NRG Energy, Inc.:
6.63%, 01/15/27		204	212,160
4.45%, 06/15/29(b)		100	101,173
5.25%, 06/15/29(b)		99	101,970
Ohio Power Co.:
Series M, 5.38%, 10/01/21		200	209,152
4.00%, 06/01/49		120	123,668
Oncor Electric Delivery Co. LLC:
2.75%, 06/01/24		240	231,759
4.10%, 11/15/48		110	123,627
3.70%, 05/15/50(b)		160	187,345
PPL Electric Utilities Corp., 3.95%, 06/01/47		75	79,553
Progress Energy, Inc., 6.00%, 12/01/39		175	212,278
Public Service Co. of Colorado, Series 34, 3.20%, 03/01/50		50	50,516
Southern California Edison Co.:
4.00%, 04/01/47		46	47,912
Series C, 4.13%, 03/01/48		9	9,595
Series B, 4.88%, 03/01/49		105	121,150
3.65%, 02/01/50		20	19,406
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		760	765,537
4.45%, 02/15/44		150	169,831
4.60%, 12/01/48		260	295,113
3.30%, 12/01/49		20	19,970
Vistra Operations Co. LLC(b):
5.00%, 07/31/27		13	13,195
4.30%, 07/15/29		144	127,672
Wisconsin Electric Power Co., 2.05%, 12/15/24		50	49,506

			7,995,769

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electrical Equipment — 0.0%
Sensata Technologies BV(b):
5.63%, 11/01/24	USD	21	$20,475
5.00%, 10/01/25		79	74,853

			95,328

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25		70	66,185
Anixter, Inc., 6.00%, 12/01/25		49	47,959
CDW LLC:
5.50%, 12/01/24		119	124,032
5.00%, 09/01/25		139	143,212
Corning, Inc., 2.90%, 05/15/22		30	30,100
Itron, Inc., 5.00%, 01/15/26(b)		6	5,700
Jabil, Inc., 3.60%, 01/15/30		70	62,191
MTS Systems Corp., 5.75%, 08/15/27(b)		42	38,955
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		48	43,200

			561,534

Energy Equipment & Services — 0.1%
Apergy Corp., 6.38%, 05/01/26		48	36,960
Archrock Partners LP(b):
6.88%, 04/01/27		61	43,316
6.25%, 04/01/28		132	91,080
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		75	71,410
Halliburton Co.:
3.50%, 08/01/23		21	19,791
3.80%, 11/15/25		4	3,775
2.92%, 03/01/30		40	30,907
5.00%, 11/15/45		85	65,653
Nabors Industries Ltd.(b):
7.25%, 01/15/26		108	36,720
7.50%, 01/15/28		20	6,400
Nabors Industries, Inc., 4.63%, 09/15/21		3	1,890
Tervita Corp., 7.63%, 12/01/21(b)		70	49,000
Transocean, Inc., 8.00%, 02/01/27(b)		49	23,275
USA Compression Partners LP:
6.88%, 04/01/26		90	56,250
6.88%, 09/01/27		151	93,620

			630,047

Entertainment — 0.1%
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		40	35,600
Netflix, Inc.:
5.88%, 11/15/28		158	168,823
5.38%, 11/15/29(b)		166	172,250
4.88%, 06/15/30(b)		83	84,257
Walt Disney Co. (The), 1.75%, 08/30/24		100	100,199

			561,129

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/29		275	240,946
4.90%, 12/15/30		25	27,128
American Tower Corp.:
3.30%, 02/15/21		200	199,962
2.25%, 01/15/22		275	268,483
3.50%, 01/31/23		160	160,819
3.00%, 06/15/23		35	35,046
5.00%, 02/15/24		175	185,226
2.40%, 03/15/25		65	63,815
2.75%, 01/15/27		115	110,953
3.95%, 03/15/29		255	265,057
3.80%, 08/15/29		50	50,615
2.90%, 01/15/30		45	43,369
AvalonBay Communities, Inc.:
2.95%, 09/15/22		30	28,706

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
2.30%, 03/01/30	USD	40	$37,662
Boston Properties LP:
4.13%, 05/15/21		20	19,924
3.40%, 06/21/29		30	28,844
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		102	82,761
Crown Castle International Corp.:
2.25%, 09/01/21		175	172,577
5.25%, 01/15/23		200	208,514
3.15%, 07/15/23		450	451,678
3.20%, 09/01/24		200	199,376
3.65%, 09/01/27		220	222,807
4.30%, 02/15/29		45	46,616
3.10%, 11/15/29		60	57,477
3.30%, 07/01/30		60	59,507
4.15%, 07/01/50		10	9,890
Duke Realty LP:
4.00%, 09/15/28		200	207,201
3.05%, 03/01/50		70	56,316
Equinix, Inc.:
2.63%, 11/18/24		205	195,521
2.90%, 11/18/26		75	68,686
3.20%, 11/18/29		225	209,227
GLP Capital LP, 5.38%, 04/15/26		20	17,728
Healthpeak Properties, Inc., 3.00%, 01/15/30		415	395,668
Iron Mountain, Inc.(b):
4.88%, 09/15/27		104	100,880
5.25%, 03/15/28		17	16,792
4.88%, 09/15/29		55	51,666
iStar, Inc., 5.25%, 09/15/22		21	19,373
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		190	182,400
4.50%, 09/01/26		197	163,510
4.50%, 01/15/28		58	49,300
MPT Operating Partnership LP:
5.00%, 10/15/27		235	227,950
4.63%, 08/01/29		90	83,700
National Retail Properties, Inc., 3.10%, 04/15/50		90	69,973
Prologis LP, 3.88%, 09/15/28		50	51,700
Realty Income Corp.:
3.25%, 10/15/22		95	95,391
3.00%, 01/15/27		125	118,404
Regency Centers LP, 4.65%, 03/15/49		125	130,805
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		141	105,750
SBA Communications Corp., 3.88%, 02/15/27(b)		209	209,523
Simon Property Group LP, 3.25%, 09/13/49		95	76,421
Uniti Group LP(b):
6.00%, 04/15/23		57	51,870
7.88%, 02/15/25		95	87,341
VICI Properties LP(b):
3.50%, 02/15/25		62	57,815
4.25%, 12/01/26		194	177,995
3.75%, 02/15/27		66	62,205
4.63%, 12/01/29		154	140,507
4.13%, 08/15/30		229	214,401
Welltower, Inc.:
2.70%, 02/15/27		60	57,006
3.10%, 01/15/30		120	113,299

			7,144,082

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.:
6.63%, 06/15/24		36	36,540

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
5.75%, 03/15/25	USD	17	$17,177
4.63%, 01/15/27(b)		193	192,035
5.88%, 02/15/28(b)		80	81,424
4.88%, 02/15/30(b)		36	35,910
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)		175	172,998
Kroger Co. (The), 4.45%, 02/01/47		65	69,856
Sysco Corp.:
5.65%, 04/01/25		30	31,232
5.95%, 04/01/30		34	35,694
Walmart, Inc.:
2.65%, 12/15/24		617	642,256
3.55%, 06/26/25		46	50,206
3.05%, 07/08/26		100	107,574
3.70%, 06/26/28		70	78,557
4.05%, 06/29/48		150	187,152

			1,738,611

Food Products — 0.5%
Chobani LLC, 7.50%, 04/15/25(b)		170	154,700
Conagra Brands, Inc., (LIBOR USD 3 Month + 0.75%), 2.55%, 10/22/20(a)		73	72,227
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		89	86,303
General Mills, Inc.:
3.70%, 10/17/23		350	356,268
4.00%, 04/17/25		95	102,122
2.88%, 04/15/30		20	19,960
JBS USA LUX SA(b):
5.88%, 07/15/24		170	172,125
5.75%, 06/15/25		116	117,160
6.75%, 02/15/28		78	83,108
6.50%, 04/15/29		133	142,669
5.50%, 01/15/30		44	45,430
Kraft Heinz Foods Co.:
3.00%, 06/01/26		70	68,010
5.00%, 07/15/35		23	22,867
6.88%, 01/26/39		47	53,760
4.63%, 10/01/39(b)		22	19,702
6.50%, 02/09/40		35	38,191
5.00%, 06/04/42		24	22,723
5.20%, 07/15/45		79	75,950
4.38%, 06/01/46		154	138,726
4.88%, 10/01/49(b)		212	192,764
Post Holdings, Inc.(b):
5.00%, 08/15/26		23	23,670
5.75%, 03/01/27		2	2,049
5.63%, 01/15/28		61	61,915
5.50%, 12/15/29		2	2,075
4.63%, 04/15/30		87	83,303
Simmons Foods, Inc., 7.75%, 01/15/24(b)		56	56,000
Tyson Foods, Inc.:
3.90%, 09/28/23		40	41,553
3.95%, 08/15/24		100	101,266

			2,356,596

Gas Utilities — 0.0%
Atmos Energy Corp., 2.63%, 09/15/29		40	39,602
Superior Plus LP, 7.00%, 07/15/26(b)		48	46,800

			86,402

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories:
3.40%, 11/30/23		260	272,849
3.88%, 09/15/25		40	43,231
3.75%, 11/30/26		68	75,888
4.75%, 11/30/36		105	133,795
4.90%, 11/30/46		10	13,647

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Baxter International, Inc., 3.95%, 04/01/30(b)	USD	10	$10,722
Becton Dickinson and Co.:
3.13%, 11/08/21		250	253,175
2.89%, 06/06/22		400	399,254
3.70%, 06/06/27		334	337,152
Hologic, Inc.(b):
4.38%, 10/15/25		37	36,641
4.63%, 02/01/28		130	130,325
Immucor, Inc., 11.13%, 02/15/22(b)		17	15,300
Medtronic, Inc., 4.38%, 03/15/35		108	133,208
Ortho-Clinical Diagnostics, Inc.(b):
6.63%, 05/15/22		77	72,765
7.25%, 02/01/28		314	270,009
Teleflex, Inc.:
4.88%, 06/01/26		36	35,640
4.63%, 11/15/27		16	15,982

			2,249,583

Health Care Providers & Services — 1.9%
Aetna, Inc.:
2.75%, 11/15/22		25	25,046
4.13%, 11/15/42		50	49,574
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		76	65,767
Anthem, Inc.:
3.13%, 05/15/22		500	508,687
2.38%, 01/15/25		65	64,361
3.65%, 12/01/27		20	20,635
4.10%, 03/01/28		120	128,424
4.65%, 01/15/43		55	60,999
4.38%, 12/01/47		25	26,875
3.70%, 09/15/49		101	100,199
Centene Corp.(b):
5.38%, 08/15/26		180	183,600
4.25%, 12/15/27		325	318,500
4.63%, 12/15/29		380	381,900
3.38%, 02/15/30		125	116,250
Cigna Corp.:
3.20%, 09/17/20		225	225,330
3.40%, 09/17/21		22	22,413
4.13%, 11/15/25		145	155,102
4.90%, 12/15/48		110	131,977
3.40%, 03/15/50		10	9,438
Community Health Systems, Inc.(b):
8.63%, 01/15/24		112	110,565
6.63%, 02/15/25		335	309,875
8.00%, 03/15/26		195	185,250
CVS Health Corp.:
2.80%, 07/20/20		125	125,023
2.75%, 12/01/22		920	926,415
4.00%, 12/05/23		200	210,801
3.38%, 08/12/24		100	103,173
4.10%, 03/25/25		135	142,807
4.30%, 03/25/28		420	449,250
4.78%, 03/25/38		140	154,804
5.13%, 07/20/45		125	143,827
5.05%, 03/25/48		100	114,253
HCA, Inc.:
5.38%, 02/01/25		101	103,272
4.50%, 02/15/27		65	66,876
5.63%, 09/01/28		131	137,118
5.88%, 02/01/29		162	171,315
4.13%, 06/15/29		25	25,043
3.50%, 09/01/30		310	281,236
5.50%, 06/15/47		159	172,778
5.25%, 06/15/49		25	26,654
Kaiser Foundation Hospitals, 4.15%, 05/01/47		40	46,431

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
LifePoint Health, Inc., 4.38%, 02/15/27(b)	USD	36	$33,912
MEDNAX, Inc.(b):
5.25%, 12/01/23		40	32,600
6.25%, 01/15/27		96	77,040
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		70	68,250
Northwell Healthcare, Inc., 4.26%, 11/01/47		19	20,293
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22(b)(g)		114	88,350
Radiology Partners, Inc., 9.25%, 02/01/28(b)		22	19,046
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		175	126,000
10.00%, 04/15/27		75	52,500
Tenet Healthcare Corp.:
8.13%, 04/01/22		170	161,925
4.63%, 07/15/24		55	52,525
4.63%, 09/01/24(b)		19	18,198
5.13%, 05/01/25		105	100,275
4.88%, 01/01/26(b)		311	296,228
6.25%, 02/01/27(b)		116	113,100
5.13%, 11/01/27(b)		154	146,685
UnitedHealth Group, Inc.:
3.50%, 06/15/23		260	273,103
3.10%, 03/15/26		260	274,460
3.50%, 08/15/39		220	237,256
4.38%, 03/15/42		50	59,880
4.75%, 07/15/45		105	133,705
3.88%, 08/15/59		26	28,572
Vizient, Inc., 6.25%, 05/15/27(b)		129	125,829

			9,141,575

Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC(b):
4.25%, 05/15/24		59	58,852
5.00%, 10/15/25		159	151,844
3.88%, 01/15/28		126	119,700
4.38%, 01/15/28		127	117,335
Boyne USA, Inc., 7.25%, 05/01/25(b)		39	37,245
Cedar Fair LP, 5.25%, 07/15/29(b)		99	83,655
Churchill Downs, Inc.(b):
5.50%, 04/01/27		224	211,158
4.75%, 01/15/28		65	56,550
Eldorado Resorts, Inc., 6.00%, 09/15/26		19	17,148
Golden Nugget, Inc., 6.75%, 10/15/24(b)		342	215,422
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		84	78,960
4.88%, 01/15/30		270	229,500
Hilton Worldwide Finance LLC, 4.88%, 04/01/27		41	38,950
IRB Holding Corp., 6.75%, 02/15/26(b)		38	29,941
KFC Holding Co., 5.25%, 06/01/26(b)		117	116,836
Las Vegas Sands Corp.:
2.90%, 06/25/25		11	9,972
3.50%, 08/18/26		9	8,232
3.90%, 08/08/29		6	5,171
Marriott International, Inc.:
2.88%, 03/01/21		60	56,163
Series N, 3.13%, 10/15/21		70	62,841
2.30%, 01/15/22		60	56,239
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		8	6,960
McDonald’s Corp.:
2.63%, 01/15/22		30	30,241
1.45%, 09/01/25		315	299,923
3.50%, 07/01/27		35	36,768
3.60%, 07/01/30		35	36,748
4.70%, 12/09/35		125	141,032

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
4.88%, 12/09/45	USD	100	$116,781
4.45%, 03/01/47		75	81,120
4.45%, 09/01/48		50	55,410
4.20%, 04/01/50		10	11,185
MGM Resorts International:
7.75%, 03/15/22		132	130,749
6.00%, 03/15/23		61	58,865
5.75%, 06/15/25		29	25,955
Scientific Games International, Inc.(b):
5.00%, 10/15/25		197	171,390
8.25%, 03/15/26		122	78,093
7.00%, 05/15/28		38	23,370
7.25%, 11/15/29		27	16,875
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		167	141,532
5.50%, 04/15/27		9	7,583
Station Casinos LLC, 4.50%, 02/15/28(b)		33	26,730
Wyndham Destinations, Inc., 5.75%, 04/01/27(c)		50	41,750
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		39	33,930
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		89	80,545
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		84	76,440
Yum! Brands, Inc.:
7.75%, 04/01/25(b)		68	71,400
4.75%, 01/15/30(b)		65	61,100
5.35%, 11/01/43		14	11,900

			3,636,089

Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28(b)		11	8,690
Brookfield Residential Properties, Inc.(b):
6.25%, 09/15/27		51	44,237
4.88%, 02/15/30		71	53,939
Installed Building Products, Inc., 5.75%, 02/01/28(b)		21	20,003
K. Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		64	65,440
Lennar Corp.:
6.63%, 05/01/20		41	40,949
6.25%, 12/15/21		34	33,915
4.75%, 05/30/25		23	21,965
4.75%, 11/29/27		173	172,567
Mattamy Group Corp.(b):
5.25%, 12/15/27		48	44,640
4.63%, 03/01/30		29	24,940
MDC Holdings, Inc., 6.00%, 01/15/43		20	18,910
Meritage Homes Corp., 5.13%, 06/06/27		17	15,980
Panasonic Corp., 2.54%, 07/19/22(b)		200	196,392
PulteGroup, Inc.:
5.00%, 01/15/27		5	4,989
7.88%, 06/15/32		4	4,400
6.38%, 05/15/33		59	59,631
6.00%, 02/15/35		24	24,180
Shea Homes LP, 4.75%, 02/15/28(b)		36	30,735
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		43	39,937
TRI Pointe Group, Inc.:
5.88%, 06/15/24		20	18,580
5.25%, 06/01/27		19	16,904

			961,923

Household Products — 0.1%
Energizer Holdings, Inc., 7.75%, 01/15/27(b)		56	57,887
Kimberly-Clark Corp., 3.10%, 03/26/30		15	16,227
Procter & Gamble Co. (The):
3.55%, 03/25/40		45	52,484

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Products (continued)
3.60%, 03/25/50	USD	30	$36,864
Spectrum Brands, Inc.:
5.75%, 07/15/25		114	106,590
5.00%, 10/01/29(b)		24	20,400

			290,452

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 4.88%, 05/15/23		57	54,862
Calpine Corp.:
5.75%, 01/15/25		87	80,475
5.25%, 06/01/26(b)		97	92,150
4.50%, 02/15/28(b)		169	163,803
5.13%, 03/15/28(b)		339	311,880
Clearway Energy Operating LLC:
5.75%, 10/15/25		27	26,730
4.75%, 03/15/28(b)		82	76,055
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		66	65,517
Talen Energy Supply LLC, 10.50%, 01/15/26(b)		13	9,360

			880,832

Industrial Conglomerates — 0.1%
3M Co., 3.05%, 04/15/30		20	20,837
General Electric Co.:
4.38%, 09/16/20		125	125,072
2.70%, 10/09/22		65	63,140
5.88%, 01/14/38		135	155,542
Honeywell International, Inc., 2.70%, 08/15/29		70	70,217
Roper Technologies, Inc.:
2.80%, 12/15/21		50	50,055
3.65%, 09/15/23		165	169,025

			653,888

Insurance — 0.7%
Acrisure LLC, 8.13%, 02/15/24(b)		54	52,599
Aflac, Inc., 3.60%, 04/01/30		70	70,899
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		240	224,736
Allstate Corp. (The), 3.85%, 08/10/49		70	79,243
AmWINS Group, Inc., 7.75%, 07/01/26(b)		17	16,660
Aon Corp.:
2.20%, 11/15/22		155	154,286
3.75%, 05/02/29		100	105,381
Aon plc:
2.80%, 03/15/21		190	189,534
4.45%, 05/24/43		140	147,360
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		127	116,840
Hartford Financial Services Group, Inc. (The):
(LIBOR USD 3 Month + 2.13%), 3.82%, 02/12/47(a)(b)		275	177,790
4.40%, 03/15/48		20	21,225
HUB International Ltd., 7.00%, 05/01/26(b)		323	319,770
Jackson National Life Global Funding, 2.50%, 06/27/22(b)		80	78,549
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		215	216,592
2.75%, 01/30/22		40	40,377
3.50%, 06/03/24		295	301,338
3.50%, 03/10/25		210	217,606
MetLife, Inc., 4.72%, 12/15/44(c)		35	39,105
New York Life Global Funding, 2.90%, 01/17/24(b)		150	157,705
NFP Corp., 8.00%, 07/15/25(b)		18	16,470
Pricoa Global Funding I, 2.45%, 09/21/22(b)		250	245,239
Principal Financial Group, Inc., 3.70%, 05/15/29		5	5,159
Principal Life Global Funding II, 2.25%, 11/21/24(b)		235	229,461

Security		Par (000)	Value

Insurance (continued)
Prudential Financial, Inc., 4.35%, 02/25/50	USD	95	$95,048
Teachers Insurance & Annuity Association of America(b):
6.85%, 12/16/39		7	9,717
4.27%, 05/15/47		100	96,003
Travelers Cos., Inc. (The), 4.30%, 08/25/45		35	41,553
Willis Towers Watson plc, 5.75%, 03/15/21		94	96,320

			3,562,565

Interactive Media & Services — 0.1%(b)
Match Group, Inc., 4.13%, 08/01/30		66	58,988
Rackspace Hosting, Inc., 8.63%, 11/15/24		47	42,182
Tencent Holdings Ltd., 3.98%, 04/11/29		200	221,161
Twitter, Inc., 3.88%, 12/15/27		20	19,238

			341,569

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
2.80%, 08/22/24		50	53,119
3.15%, 08/22/27		305	333,654
3.88%, 08/22/37		105	125,430
Booking Holdings, Inc., 2.75%, 03/15/23		40	39,227
eBay, Inc., 2.75%, 01/30/23		50	49,053
Expedia Group, Inc.:
5.95%, 08/15/20		100	98,645
3.25%, 02/15/30		130	108,822
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		77	77,709

			885,659

IT Services — 0.8%
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		388	341,440
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		131	128,380
Fidelity National Information Services, Inc., 3.00%, 08/15/26		150	151,221
Fiserv, Inc.:
2.75%, 07/01/24		515	516,959
3.50%, 07/01/29		60	62,411
4.40%, 07/01/49		65	68,788
Gartner, Inc., 5.13%, 04/01/25(b)		49	47,897
Global Payments, Inc.:
3.75%, 06/01/23		255	263,358
2.65%, 02/15/25		45	44,182
4.80%, 04/01/26		50	49,751
3.20%, 08/15/29		90	85,887
4.15%, 08/15/49		30	28,424
International Business Machines Corp.:
2.88%, 11/09/22		100	103,554
3.00%, 05/15/24		480	505,693
3.30%, 05/15/26		100	106,869
3.50%, 05/15/29		100	108,485
4.00%, 06/20/42		80	89,480
4.25%, 05/15/49		370	434,986
Mastercard, Inc.:
3.35%, 03/26/30		45	49,834
3.65%, 06/01/49		5	5,608
3.85%, 03/26/50		30	36,764
PayPal Holdings, Inc., 2.40%, 10/01/24		70	68,414
Presidio Holdings, Inc.(b):
4.88%, 02/01/27		123	110,085
8.25%, 02/01/28		59	51,994
Science Applications International Corp., 4.88%, 04/01/28(b)		54	51,840
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		196	179,352
Visa, Inc.:
3.15%, 12/14/25		155	168,819

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
3.65%, 09/15/47	USD	5	$5,685

			3,866,160

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(b)		154	156,603
5.88%, 12/15/27(b)		83	85,307
6.20%, 10/01/40		5	4,138
5.45%, 11/01/41		23	18,170

			264,218

Life Sciences Tools & Services — 0.2%
Avantor, Inc.(b):
6.00%, 10/01/24		254	266,116
9.00%, 10/01/25		176	185,275
Charles River Laboratories International, Inc.(b):
5.50%, 04/01/26		47	48,410
4.25%, 05/01/28		115	110,848
Thermo Fisher Scientific, Inc.:
3.00%, 04/15/23		60	61,548
2.95%, 09/19/26		50	50,551
2.60%, 10/01/29		190	183,132
4.50%, 03/25/30		30	33,724

			939,604

Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		32	31,133
Colfax Corp.(b):
6.00%, 02/15/24		82	79,130
6.38%, 02/15/26		51	50,235
Deere & Co.:
3.10%, 04/15/30		20	21,169
3.75%, 04/15/50		20	22,831
EnPro Industries, Inc., 5.75%, 10/15/26		108	103,950
Grinding Media, Inc., 7.38%, 12/15/23(b)		120	111,936
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(b)(g)		81	59,493
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		30	26,550
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		59	57,082
Navistar International Corp., 6.63%, 11/01/25(b)		124	103,230
Otis Worldwide Corp.(b):
2.57%, 02/15/30		100	97,190
3.36%, 02/15/50		20	19,419
RBS Global, Inc., 4.88%, 12/15/25(b)		71	66,385
SPX FLOW, Inc.(b):
5.63%, 08/15/24		101	97,970
5.88%, 08/15/26		6	5,760
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		21	20,746
Terex Corp., 5.63%, 02/01/25(b)		41	38,544
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		218	182,030
Wabash National Corp., 5.50%, 10/01/25(b)		101	80,295

			1,275,078

Media — 2.3%
Altice Financing SA, 7.50%, 05/15/26(b)		400	387,560
AMC Networks, Inc., 4.75%, 08/01/25		83	80,718
Block Communications, Inc., 4.88%, 03/01/28(b)		39	36,270
Charter Communications Operating LLC:
3.58%, 07/23/20(b)		20	19,938
3.58%, 07/23/20		375	373,833
4.46%, 07/23/22		450	466,762
Series USD, 4.50%, 02/01/24		555	571,853
6.38%, 10/23/35		99	117,506
6.48%, 10/23/45		376	453,576
5.13%, 07/01/49		95	99,521
4.80%, 03/01/50		35	36,420
6.83%, 10/23/55		12	14,163

Security		Par (000)	Value

Media (continued)
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24	USD	139	$119,193
5.13%, 08/15/27		429	405,941
Comcast Corp.:
2.85%, 01/15/23		100	102,957
2.75%, 03/01/23		160	164,857
3.70%, 04/15/24		970	1,040,957
3.15%, 03/01/26		85	89,075
3.15%, 02/15/28		205	214,291
4.15%, 10/15/28		75	84,211
3.40%, 04/01/30		50	54,195
3.20%, 07/15/36		50	52,232
4.60%, 10/15/38		450	550,808
4.65%, 07/15/42		15	18,956
4.00%, 03/01/48		42	49,558
4.70%, 10/15/48		155	200,802
4.95%, 10/15/58		70	94,743
CSC Holdings LLC:
5.25%, 06/01/24		39	39,097
10.88%, 10/15/25(b)		296	320,050
5.50%, 05/15/26(b)		200	206,870
5.38%, 02/01/28(b)		200	204,000
5.75%, 01/15/30(b)		200	201,692
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		180	146,254
Discovery Communications LLC:
3.30%, 05/15/22		50	48,995
2.95%, 03/20/23		450	452,609
3.25%, 04/01/23		100	99,703
5.00%, 09/20/37		125	121,411
DISH DBS Corp.:
6.75%, 06/01/21		68	68,952
5.88%, 07/15/22		295	287,277
5.00%, 03/15/23		87	83,242
7.75%, 07/01/26		73	75,007
DISH Network Corp.(e):
2.38%, 03/15/24		12	9,510
3.38%, 08/15/26		92	74,690
Entercom Media Corp., 6.50%, 05/01/27(b)		71	61,593
Fox Corp.:
3.05%, 04/07/25		30	29,953
5.58%, 01/25/49(b)		50	59,799
GCI LLC, 6.63%, 06/15/24(b)		57	56,430
Gray Television, Inc., 7.00%, 05/15/27(b)		27	26,865
Grupo Televisa SAB, 5.25%, 05/24/49		200	206,000
iHeartCommunications, Inc., 4.75%, 01/15/28(b)		24	21,600
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		55	54,164
3.75%, 10/01/21		20	20,193
5.40%, 10/01/48		15	16,131
Lamar Media Corp., 4.00%, 02/15/30(b)		6	5,580
Meredith Corp., 6.88%, 02/01/26		26	22,810
Midcontinent Communications, 5.38%, 08/15/27(b)		39	37,760
Outfront Media Capital LLC, 5.00%, 08/15/27(b)		106	97,520
Radiate Holdco LLC, 6.88%, 02/15/23(b)		8	7,280
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24		111	112,657
5.00%, 08/01/27		122	123,818
5.50%, 07/01/29		94	95,880
Sky Ltd., 3.75%, 09/16/24(b)		200	207,261
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		188	158,860
Time Warner Cable LLC:
4.00%, 09/01/21		100	100,198
4.50%, 09/15/42		37	34,742

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	50	$44,250
5.13%, 02/15/25		88	75,020
ViacomCBS, Inc.:
4.30%, 02/15/21		30	31,048
4.50%, 03/01/21		20	20,135
3.38%, 03/01/22		5	4,976
2.50%, 02/15/23		76	73,426
2.90%, 06/01/23		80	74,910
4.25%, 09/01/23		40	40,791
3.88%, 04/01/24		90	88,068
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57(a)		260	223,600
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57(a)		245	210,700
Videotron Ltd., 5.13%, 04/15/27(b)		60	60,000
WMG Acquisition Corp., 5.50%, 04/15/26(b)		22	21,505
Ziggo BV, 5.50%, 01/15/27(b)		150	150,000

			11,015,778

Metals & Mining — 0.5%
Allegheny Technologies, Inc., 5.88%, 12/01/27		38	31,635
Anglo American Capital plc, 5.63%, 04/01/30(b)		200	202,825
Arconic Corp., 6.13%, 02/15/28(b)		71	72,597
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22		25	24,031
5.00%, 09/30/43		25	32,297
Big River Steel LLC, 7.25%, 09/01/25(b)		80	72,800
Constellium SE(b):
6.63%, 03/01/25		250	225,000
5.88%, 02/15/26		250	217,500
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		10	9,662
3.88%, 03/15/23		192	181,440
4.25%, 03/01/30		81	70,470
5.45%, 03/15/43		432	386,640
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		21	19,530
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		145	128,687
New Gold, Inc.(b):
6.25%, 11/15/22		105	101,981
6.38%, 05/15/25		24	22,305
Newmont Corp.:
2.80%, 10/01/29		145	134,803
4.88%, 03/15/42		25	29,310
Novelis Corp.(b):
5.88%, 09/30/26		137	134,447
4.75%, 01/30/30		227	202,030
Southern Copper Corp., 5.88%, 04/23/45		75	79,231

			2,379,221

Multiline Retail — 0.0%
Target Corp., 3.90%, 11/15/47		5	5,878

Multi-Utilities — 0.3%
CenterPoint Energy, Inc., 2.50%, 09/01/22		25	24,435
CMS Energy Corp., 3.00%, 05/15/26		125	122,450
Consumers Energy Co., 3.25%, 08/15/46		100	100,114
Dominion Energy, Inc.(c):
4.10%, 04/01/21		35	34,983
2.72%, 08/15/21		200	197,079
NiSource, Inc., 4.80%, 02/15/44		107	107,981
Sempra Energy:
(LIBOR USD 3 Month + 0.50%), 2.33%, 01/15/21(a)		40	37,889
(LIBOR USD 3 Month + 0.45%), 1.19%, 03/15/21(a)		200	197,098

Security		Par (000)	Value

Multi-Utilities (continued)
3.40%, 02/01/28	USD	40	$40,081
3.80%, 02/01/38		150	140,682
WEC Energy Group, Inc., 3.10%, 03/08/22		300	303,482

			1,306,274

Oil, Gas & Consumable Fuels — 3.3%
Apache Corp.:
3.63%, 02/01/21		26	21,018
3.25%, 04/15/22		23	17,269
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		81	47,385
Baytex Energy Corp., 8.75%, 04/01/27(b)		44	16,786
BP Capital Markets America, Inc.:
3.25%, 05/06/22		280	282,995
2.52%, 09/19/22		30	29,603
3.79%, 02/06/24		85	87,139
3.22%, 04/14/24		100	101,880
3.59%, 04/14/27		35	34,806
4.23%, 11/06/28		135	145,516
BP Capital Markets plc:
3.56%, 11/01/21		400	403,297
3.28%, 09/19/27		16	16,090
Buckeye Partners LP:
4.13%, 03/01/25(b)		45	37,935
3.95%, 12/01/26		10	8,197
4.50%, 03/01/28(b)		76	62,320
5.85%, 11/15/43		26	17,412
5.60%, 10/15/44		31	19,530
Callon Petroleum Co.:
6.25%, 04/15/23		107	25,412
6.13%, 10/01/24		60	10,650
8.25%, 07/15/25		38	6,080
6.38%, 07/01/26		48	8,040
Cameron LNG LLC, 3.30%, 01/15/35(b)		110	95,199
Canadian Natural Resources Ltd.:
2.95%, 01/15/23		65	56,377
3.85%, 06/01/27		220	173,976
Cenovus Energy, Inc.:
4.25%, 04/15/27		15	7,345
5.40%, 06/15/47		60	27,252
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		63	15,435
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25		365	305,734
5.13%, 06/30/27		150	133,216
Cheniere Energy Partners LP:
5.63%, 10/01/26		68	62,560
4.50%, 10/01/29(b)		82	71,340
Chesapeake Energy Corp., 11.50%, 01/01/25(b)		67	11,390
Cimarex Energy Co.:
4.38%, 06/01/24		4	3,152
3.90%, 05/15/27		125	83,703
CNX Resources Corp., 5.88%, 04/15/22		109	99,735
Comstock Resources, Inc.:
7.50%, 05/15/25(b)		56	36,400
9.75%, 08/15/26		27	19,232
Concho Resources, Inc.:
3.75%, 10/01/27		380	322,278
4.30%, 08/15/28		60	51,813
4.88%, 10/01/47		27	20,795
Continental Resources, Inc.:
5.00%, 09/15/22		6	3,828
4.38%, 01/15/28		85	39,290
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b)		83	45,626
CrownRock LP, 5.63%, 10/15/25(b)		320	166,400

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.(b):
5.25%, 02/15/25	USD	35	$27,212
5.75%, 02/15/28		11	8,223
DCP Midstream Operating LP:
5.38%, 07/15/25		30	20,484
6.45%, 11/03/36(b)		56	26,863
6.75%, 09/15/37(b)		69	37,260
Denbury Resources, Inc., 9.00%, 05/15/21(b)		45	13,162
Devon Energy Corp.:
5.60%, 07/15/41		12	7,384
4.75%, 05/15/42		110	65,888
Diamondback Energy, Inc.:
2.88%, 12/01/24		305	213,041
3.50%, 12/01/29		235	159,782
Enbridge, Inc.:
2.90%, 07/15/22		230	207,900
4.00%, 10/01/23		200	187,816
3.70%, 07/15/27		100	94,916
4.50%, 06/10/44		105	96,980
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(a)		775	573,500
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		125	93,750
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		96	66,260
5.75%, 01/30/28		78	53,040
Energy Transfer Operating LP:
3.60%, 02/01/23		30	26,672
4.25%, 03/15/23		176	159,368
5.88%, 01/15/24		550	519,377
4.20%, 04/15/27		200	161,186
6.50%, 02/01/42		160	145,685
5.30%, 04/15/47		40	30,395
6.25%, 04/15/49		155	132,830
EnLink Midstream Partners LP, 4.40%, 04/01/24		78	39,367
Enterprise Products Operating LLC:
2.85%, 04/15/21		100	98,823
3.90%, 02/15/24		220	224,879
6.45%, 09/01/40		106	128,382
4.90%, 05/15/46		40	38,292
4.25%, 02/15/48		220	204,211
4.80%, 02/01/49		25	24,997
4.20%, 01/31/50		10	9,541
Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(a)		423	289,755
EQT Corp.:
3.90%, 10/01/27		12	8,276
7.00%, 02/01/30(c)		3	2,235
Exxon Mobil Corp., 3.04%, 03/01/26		50	52,859
Genesis Energy LP:
6.00%, 05/15/23		39	28,289
5.63%, 06/15/24		32	22,400
7.75%, 02/01/28		25	17,405
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		69	44,160
Hess Corp.:
5.60%, 02/15/41		214	146,143
5.80%, 04/01/47		37	24,628
Hess Midstream Operations LP(b):
5.63%, 02/15/26		17	12,003
5.13%, 06/15/28		31	21,787
Holly Energy Partners LP, 5.00%, 02/01/28(b)		32	26,800
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		60	39,600

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
3.50%, 09/01/23	USD	160	$158,386
4.15%, 02/01/24		115	115,351
4.25%, 09/01/24		360	351,845
6.95%, 01/15/38		70	72,807
6.38%, 03/01/41		97	97,524
5.40%, 09/01/44		40	39,200
Kinder Morgan, Inc.:
5.00%, 02/15/21(b)		215	213,845
5.55%, 06/01/45		39	39,750
Marathon Oil Corp.:
4.40%, 07/15/27		306	204,135
5.20%, 06/01/45		22	13,930
Marathon Petroleum Corp., 4.75%, 09/15/44		54	41,056
Matador Resources Co., 5.88%, 09/15/26		63	18,459
MEG Energy Corp.(b):
6.50%, 01/15/25		105	66,413
7.13%, 02/01/27		52	25,694
MPLX LP:
(LIBOR USD 3 Month + 0.90%), 1.90%, 09/09/21(a)		35	33,073
6.25%, 10/15/22(b)		8	7,202
3.50%, 12/01/22(b)		210	201,060
3.38%, 03/15/23		50	45,165
6.38%, 05/01/24(b)		21	18,838
4.13%, 03/01/27		190	161,898
4.00%, 03/15/28		70	60,708
4.50%, 04/15/38		25	19,521
Murphy Oil Corp.:
5.75%, 08/15/25		4	2,140
5.87%, 12/01/42(c)		5	2,050
Newfield Exploration Co., 5.38%, 01/01/26		37	19,325
Noble Energy, Inc., 4.20%, 10/15/49		140	76,973
NuStar Logistics LP, 6.00%, 06/01/26		39	28,860
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		77	65,449
4.85%, 03/15/21		22	18,469
2.60%, 08/13/21		43	33,810
3.13%, 02/15/22		50	36,495
2.70%, 08/15/22		244	173,983
2.90%, 08/15/24		470	257,243
6.45%, 09/15/36		25	11,975
4.50%, 07/15/44		25	10,758
4.20%, 03/15/48		115	49,283
Ovintiv, Inc.:
3.90%, 11/15/21		225	154,316
6.50%, 02/01/38		10	4,342
Parkland Fuel Corp., 5.88%, 07/15/27(b)		48	44,995
Parsley Energy LLC(b):
5.38%, 01/15/25		63	48,666
5.63%, 10/15/27		56	39,480
4.13%, 02/15/28		59	40,120
PBF Holding Co. LLC:
7.25%, 06/15/25		20	13,406
6.00%, 02/15/28(b)		16	10,560
PDC Energy, Inc.:
1.13%, 09/15/21(e)		29	23,654
6.13%, 09/15/24		46	24,553
6.25%, 12/01/25		5	2,449
5.75%, 05/15/26		20	11,200
Pioneer Natural Resources Co.:
3.45%, 01/15/21		50	48,220
4.45%, 01/15/26		50	49,400
Plains All American Pipeline LP:
5.00%, 02/01/21		50	48,777

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
3.65%, 06/01/22	USD	250	$228,495
QEP Resources, Inc.:
6.88%, 03/01/21		24	12,240
5.38%, 10/01/22		62	29,140
5.25%, 05/01/23		40	14,800
5.63%, 03/01/26		47	17,155
Range Resources Corp., 5.00%, 08/15/22		23	17,243
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21(c)		170	164,907
4.20%, 03/15/28		105	90,094
SM Energy Co.:
1.50%, 07/01/21(e)		98	35,390
6.13%, 11/15/22		76	32,158
5.00%, 01/15/24		53	17,490
6.75%, 09/15/26		14	4,200
Southwestern Energy Co., 4.10%, 03/15/22		34	25,500
Spectra Energy Partners LP, 4.75%, 03/15/24		65	62,450
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24		450	396,977
4.00%, 10/01/27		90	70,972
5.40%, 10/01/47		80	63,721
Sunoco LP:
4.88%, 01/15/23		39	37,245
6.00%, 04/15/27		26	22,360
5.88%, 03/15/28		22	18,260
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		64	35,200
6.00%, 03/01/27		20	10,600
5.50%, 01/15/28		3	1,560
Targa Resources Partners LP:
6.50%, 07/15/27		77	65,642
5.00%, 01/15/28		87	70,128
6.88%, 01/15/29		133	107,065
5.50%, 03/01/30(b)		67	51,751
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,557
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		37	36,723
5.00%, 01/31/28		63	66,011
4.75%, 01/15/30		59	57,230
TransCanada PipeLines Ltd.:
2.50%, 08/01/22		250	243,854
4.63%, 03/01/34		15	14,401
7.63%, 01/15/39		50	64,684
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(a)		903	706,597
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28		140	125,676
Valero Energy Corp., 4.00%, 04/01/29		70	66,323
Viper Energy Partners LP, 5.38%, 11/01/27(b)		20	16,800
Williams Cos., Inc. (The):
3.60%, 03/15/22		475	460,494
3.35%, 08/15/22		360	344,569
3.70%, 01/15/23		40	36,982
4.50%, 11/15/23		100	93,948
4.30%, 03/04/24		125	116,966
4.55%, 06/24/24		200	182,853
WPX Energy, Inc.:
8.25%, 08/01/23		48	35,280
5.75%, 06/01/26		42	23,940
4.50%, 01/15/30		128	69,504

			15,718,188

Paper & Forest Products — 0.0%
Georgia-Pacific LLC(b):
5.40%, 11/01/20		170	171,625

Security		Par (000)	Value

Paper & Forest Products (continued)
3.73%, 07/15/23	USD	25	$26,284

			197,909

Personal Products — 0.0%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/24		165	164,329

Pharmaceuticals — 1.3%
Allergan Funding SCS:
3.45%, 03/15/22		1,752	1,819,169
3.80%, 03/15/25		75	76,788
4.85%, 06/15/44		86	106,595
Allergan, Inc., 2.80%, 03/15/23		200	198,844
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		20	21,136
8.50%, 01/31/27		184	192,280
Bausch Health Cos., Inc.(b):
6.13%, 04/15/25		152	149,720
5.50%, 11/01/25		28	28,288
5.75%, 08/15/27		75	77,220
7.00%, 01/15/28		88	90,323
5.00%, 01/30/28		12	11,361
7.25%, 05/30/29		119	123,498
5.25%, 01/30/30		111	104,957
Bayer US Finance II LLC(b):
2.20%, 07/15/22		30	29,103
4.25%, 12/15/25		200	207,733
Bayer US Finance LLC, 3.38%, 10/08/24(b)		200	205,240
Bristol-Myers Squibb Co.(b):
2.75%, 02/15/23		75	77,540
2.90%, 07/26/24		365	386,810
3.40%, 07/26/29		50	55,184
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26		71	68,870
5.00%, 07/15/27		185	179,450
Elanco Animal Health, Inc., 5.65%, 08/28/28(c)		30	31,631
Johnson & Johnson, 3.55%, 03/01/36		65	73,451
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		254	252,730
Pfizer, Inc.:
2.63%, 04/01/30		30	31,544
4.30%, 06/15/43		70	80,896
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21		550	545,391
2.88%, 09/23/23		1,090	1,097,919

			6,323,671

Professional Services — 0.2%
ASGN, Inc., 4.63%, 05/15/28(b)		50	46,445
Dun & Bradstreet Corp. (The)(b):
6.88%, 08/15/26		258	268,320
10.25%, 02/15/27		118	125,080
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		231	235,043
Verisk Analytics, Inc., 4.13%, 09/12/22		50	49,599

			724,487

Real Estate Management & Development — 0.0%
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		109	93,740
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		34	30,772
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		40	38,700
Newmark Group, Inc., 6.13%, 11/15/23		18	18,310

			181,522

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25		150	155,724
4.90%, 04/01/44		75	93,245
4.15%, 12/15/48		90	102,951
Canadian Pacific Railway Co., 2.05%, 03/05/30		30	27,889

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail (continued)
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)	USD	43	$38,700
CSX Corp.:
3.25%, 06/01/27		100	104,106
3.80%, 03/01/28		75	81,192
4.30%, 03/01/48		100	109,594
ERAC USA Finance LLC, 2.60%, 12/01/21(b)		25	25,030
Norfolk Southern Corp.:
2.90%, 06/15/26		125	127,563
3.80%, 08/01/28		40	41,136
2.55%, 11/01/29		150	145,087
4.15%, 02/28/48		30	31,655
Penske Truck Leasing Co. LP(b):
3.38%, 02/01/22		585	591,421
2.70%, 03/14/23		265	261,795
4.13%, 08/01/23		200	206,563
2.70%, 11/01/24		120	111,973
Ryder System, Inc.:
3.50%, 06/01/21		500	499,926
3.40%, 03/01/23		215	216,946
3.75%, 06/09/23		40	40,151
3.88%, 12/01/23		250	254,952
Uber Technologies, Inc.(b):
7.50%, 11/01/23		61	59,326
8.00%, 11/01/26		60	59,550
7.50%, 09/15/27		65	64,168
Union Pacific Corp.:
2.95%, 01/15/23		125	128,088
2.75%, 04/15/23		260	260,854
3.55%, 08/15/39		15	15,085
4.30%, 03/01/49		120	136,177
3.95%, 08/15/59		25	26,468
3.84%, 03/20/60(b)		283	295,370
3.75%, 02/05/70		30	30,940

			4,343,625

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc., 3.13%, 12/05/23		25	25,394
Applied Materials, Inc., 3.30%, 04/01/27		80	85,111
Broadcom Corp.:
2.20%, 01/15/21		230	226,954
3.63%, 01/15/24		85	83,494
3.88%, 01/15/27		276	263,682
Broadcom, Inc.(b):
3.63%, 10/15/24		660	649,475
4.25%, 04/15/26		175	172,044
4.75%, 04/15/29		200	202,870
Entegris, Inc., 4.63%, 02/10/26(b)		36	34,200
Intel Corp., 3.10%, 02/15/60		65	68,472
KLA Corp.:
4.65%, 11/01/24		524	552,855
4.10%, 03/15/29		275	288,863
Lam Research Corp.:
3.80%, 03/15/25		30	30,899
3.75%, 03/15/26		110	116,681
4.00%, 03/15/29		55	60,822
4.88%, 03/15/49		70	90,279
Microchip Technology, Inc., 1.63%, 02/15/25(e)		15	21,741
NVIDIA Corp.:
2.85%, 04/01/30		10	10,436
3.50%, 04/01/40		65	68,963
3.50%, 04/01/50		55	59,803
NXP BV(b):
4.63%, 06/15/22		340	351,769
4.88%, 03/01/24		335	357,624
5.55%, 12/01/28		120	135,060

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
4.30%, 06/18/29	USD	196	$200,856
ON Semiconductor Corp., 1.00%, 12/01/20(e)		54	53,643
Qorvo, Inc.:
5.50%, 07/15/26		64	66,896
4.38%, 10/15/29(b)		3	2,790
QUALCOMM, Inc.:
2.90%, 05/20/24		300	310,542
4.30%, 05/20/47		55	65,999
Texas Instruments, Inc., 1.38%, 03/12/25		45	44,655

			4,702,872

Software — 1.2%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		188	186,120
Ascend Learning LLC:
6.88%, 08/01/25(b)		163	158,110
Autodesk, Inc.:
3.60%, 12/15/22		50	52,688
3.50%, 06/15/27		75	77,115
CA, Inc., 3.60%, 08/15/22		40	37,501
Camelot Finance SA, 4.50%, 11/01/26(b)		186	180,420
Castle US Holding Corp., 9.50%, 02/15/28(b)		104	98,800
CDK Global, Inc.:
4.88%, 06/01/27		176	180,400
5.25%, 05/15/29(b)		51	52,020
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		222	204,240
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		293	299,677
Infor US, Inc., 6.50%, 05/15/22		219	215,167
Microsoft Corp.:
3.45%, 08/08/36		70	77,988
4.10%, 02/06/37		45	54,244
3.70%, 08/08/46		420	504,184
Nuance Communications, Inc., 5.63%, 12/15/26		147	143,057
Open Text Corp., 3.88%, 02/15/28(b)		106	99,640
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		102	95,906
Oracle Corp.:
3.63%, 07/15/23		150	159,189
2.40%, 09/15/23		250	255,993
3.40%, 07/08/24		455	483,169
2.95%, 04/01/30		340	342,341
3.90%, 05/15/35		75	81,081
3.85%, 07/15/36		25	26,286
5.38%, 07/15/40		40	53,428
4.00%, 07/15/46		164	182,959
4.00%, 11/15/47		160	175,504
3.60%, 04/01/50		185	185,005
3.85%, 04/01/60		125	125,809
PTC, Inc.:
6.00%, 05/15/24		44	45,277
3.63%, 02/15/25(b)		35	32,725
4.00%, 02/15/28(b)		39	37,452
Solera LLC, 10.50%, 03/01/24(b)		334	327,320
Sophia LP, 9.00%, 09/30/23(b)		20	20,000
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		312	325,170

			5,575,985

Specialty Retail — 0.3%
Asbury Automotive Group, Inc.(b):
4.50%, 03/01/28		33	28,050
4.75%, 03/01/30		33	28,050
Home Depot, Inc. (The):
2.70%, 04/15/30		15	15,252
4.25%, 04/01/46		40	47,542
3.90%, 06/15/47		75	82,908

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
4.50%, 12/06/48	USD	120	$149,139
3.35%, 04/15/50		30	31,344
L Brands, Inc., 6.88%, 11/01/35		82	60,680
Lowe’s Cos., Inc.:
3.70%, 04/15/46		77	71,253
4.55%, 04/05/49		175	188,789
Murphy Oil USA, Inc., 4.75%, 09/15/29		40	37,500
O’Reilly Automotive, Inc., 4.63%, 09/15/21		80	76,938
Penske Automotive Group, Inc., 5.50%, 05/15/26		49	44,698
PetSmart, Inc.(b):
7.13%, 03/15/23		36	33,525
5.88%, 06/01/25		332	327,020
SRS Distribution, Inc., 8.25%, 07/01/26(b)		121	91,960
Staples, Inc., 7.50%, 04/15/26(b)		260	229,775

			1,544,423

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
3.45%, 05/06/24		380	410,216
2.85%, 05/11/24		450	478,163
3.25%, 02/23/26		195	211,706
2.20%, 09/11/29		160	163,993
4.50%, 02/23/36		75	92,927
4.38%, 05/13/45		20	25,426
3.85%, 08/04/46		230	277,068
3.75%, 09/12/47		30	36,702
Dell International LLC(b):
4.42%, 06/15/21		5	4,999
5.45%, 06/15/23		630	647,420
6.02%, 06/15/26		400	412,833
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(c)		150	150,182
NCR Corp.(b):
5.75%, 09/01/27		13	11,830
6.13%, 09/01/29		106	98,993
Western Digital Corp., 4.75%, 02/15/26		164	166,460
Xerox Corp., 3.50%, 08/20/20		30	29,314

			3,218,232

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 2.85%, 03/27/30		120	126,790
William Carter Co. (The), 5.63%, 03/15/27(b)		63	60,953

			187,743

Thrifts & Mortgage Finance — 0.2%
BPCE SA:
2.65%, 02/03/21		250	247,823
2.38%, 01/14/25(b)		250	232,116
Ladder Capital Finance Holdings LLLP, 4.25%, 02/01/27(b)		182	143,780
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		100	97,780
9.13%, 07/15/26		31	28,055
6.00%, 01/15/27		76	64,600

			814,154

Tobacco — 0.6%
Altria Group, Inc.:
3.80%, 02/14/24		605	613,220
5.38%, 01/31/44		130	144,035
5.95%, 02/14/49		230	265,958
BAT Capital Corp.:
3.22%, 08/15/24		35	33,680
2.79%, 09/06/24		775	749,243
3.46%, 09/06/29		130	120,256
4.91%, 04/02/30		285	291,952

Security		Par (000)	Value

Tobacco (continued)
Reynolds American, Inc.:
4.00%, 06/12/22	USD	250	$253,524
4.45%, 06/12/25		215	216,284
7.00%, 08/04/41		98	105,977

			2,794,129

Trading Companies & Distributors — 0.3%
Air Lease Corp.:
3.75%, 02/01/22		100	91,530
2.75%, 01/15/23		80	67,429
3.88%, 07/03/23		300	249,755
3.00%, 02/01/30		120	86,665
Aviation Capital Group LLC(b):
2.88%, 01/20/22		100	90,399
3.88%, 05/01/23		110	102,792
Beacon Roofing Supply, Inc.(b):
4.88%, 11/01/25		42	37,905
4.50%, 11/15/26		16	14,765
HD Supply, Inc., 5.38%, 10/15/26(b)		430	418,012
Herc Holdings, Inc., 5.50%, 07/15/27(b)		119	110,670
United Rentals North America, Inc.:
5.50%, 07/15/25		17	16,660
4.63%, 10/15/25		83	79,680
5.88%, 09/15/26		55	55,704
6.50%, 12/15/26		68	69,020
3.88%, 11/15/27		18	17,010
4.00%, 07/15/30		33	29,535

			1,537,531

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV:
3.13%, 07/16/22		550	555,517
3.63%, 04/22/29		200	203,025
Connect Finco SARL, 6.75%, 10/01/26(b)		250	206,563
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		109	86,110
Hughes Satellite Systems Corp., 5.25%, 08/01/26		59	58,410
Rogers Communications, Inc., 3.70%, 11/15/49		30	30,637
Sprint Corp.:
7.88%, 09/15/23		101	110,856
7.13%, 06/15/24		43	47,199
7.63%, 02/15/25		78	86,190
7.63%, 03/01/26		88	99,598
T-Mobile USA, Inc.:
6.50%, 01/15/26		68	71,400
4.50%, 02/01/26		86	87,935
4.75%, 02/01/28		65	67,717
Vodafone Group plc:
3.75%, 01/16/24		70	72,874
5.25%, 05/30/48		150	180,780
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(a)		240	256,459
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(g)		56	52,080
Ypso Finance Bis SA, 6.00%, 02/15/28(b)		200	175,936

			2,449,286

Total Corporate Bonds — 48.0% (Cost: $239,882,471)			229,010,932

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Equity-Linked Notes — 4.7%

Aerospace & Defense — 0.4%
Citigroup Global Markets Holdings, Inc. (Lockheed Martin Corp.), 32.30%, 04/22/20(b)	USD	1		$286,736
Citigroup Global Markets Holdings, Inc. (Northrop Grumman Corp.), 10.31%, 04/27/20(b)		2		687,494
Merrill Lynch International & Co. (Raytheon Co.), 9.26%, 04/27/20		4		498,486
Societe Generale SA (General Dynamics Corp.):
11.88%, 04/20/20		1		103,808
11.87%, 04/21/20		1		103,806

				1,680,330

Air Freight & Logistics — 0.1%
Bank of Montreal (United Parcel Service, Inc.), 11.93%, 04/24/20		3		271,799

Airlines — 0.1%
BNP Paribas SA (United Airlines Holdings, Inc.), 14.61%, 04/30/20		10		339,961

Automobiles — 0.1%
Merrill Lynch International & Co. (General Motors Co.), 14.03%, 04/30/20		25		521,564

Banks — 0.1%
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 19.65%, 04/16/20		2		218,469
Royal Bank of Canada (Citizens Financial Group, Inc.)(b):
10.68%, 04/17/20		11		200,856
10.33%, 04/20/20		11		201,203

				620,528

Beverages — 0.0%
Bank of Montreal (Coca-Cola Co. (The)), 13.83%, 04/22/20		5		212,933

Biotechnology — 0.1%
Bank of Montreal (AbbVie, Inc.), 15.82%, 04/21/20(b)		3		235,910

Building Products — 0.0%
Royal Bank of Canada (Johnson Controls International plc), 9.25%, 04/28/20(b)		7		198,019

Capital Markets — 0.1%
Merrill Lynch International & Co. (Charles Schwab Corp. (The)), 16.42%, 04/16/20		7		231,315
Merrill Lynch International & Co. (Goldman Sachs Group, Inc. (The)), 13.57%, 04/16/20		1		210,712

				442,027

Chemicals — 0.1%
Bank of Montreal (Sherwin-Williams Co. (The)), 12.64%, 04/22/20		—	(h)	229,140
Royal Bank of Canada (LyondellBasell Industries NV), 16.27%, 04/21/20(b)		4		178,032

				407,172

Commercial Services & Supplies — 0.0%
Societe Generale SA (Copart, Inc.), 15.23%, 05/19/20		3		200,312

Security		Par (000)	Value

Construction Materials — 0.1%
Societe Generale SA (Vulcan Materials Co.), 11.06%, 04/27/20	USD	2	$221,692
UBS AG (Martin Marietta Materials, Inc.), 12.00%, 04/29/20		1	201,676

			423,368

Consumer Finance — 0.0%
BNP Paribas SA (Synchrony Financial), 9.07%, 04/15/20		9	145,379

Containers & Packaging — 0.1%
Societe Generale SA (Ball Corp.), 11.93%, 04/27/20		4	230,616
UBS AG (Crown Holdings, Inc.), 11.50%, 04/30/20		4	207,482

			438,098

Diversified Financial Services — 0.2%
Merrill Lynch International & Co. (Berkshire Hathaway, Inc.), 10.98%, 05/01/20		1	300,472
Royal Bank of Canada (Utilities Select Sector SPDR Fund), 17.74%, 05/19/20(b)		5	273,439
Royal Bank of Canada (Vanguard Real Estate ETF), 22.32%, 05/19/20(b)		4	276,174

			850,085

Electrical Equipment — 0.2%
Citigroup Global Markets Holdings, Inc. (Generac Holdings, Inc.)(b):
13.34%, 04/29/20		1	114,048
13.38%, 04/30/20		1	114,057
Merrill Lynch International & Co. (Eaton Corp plc):
10.53%, 04/24/20		4	330,236
10.29%, 04/27/20		4	330,240

			888,581

Equity Real Estate Investment Trusts (REITs) — 0.1%
Merrill Lynch International & Co. (Stride Property Group):
13.41%, 04/24/20		3	174,400
13.05%, 04/27/20		3	174,565

			348,965

Food & Staples Retailing — 0.1%
BNP Paribas SA (Walgreens Boots Alliance, Inc.):
16.23%, 04/01/20		3	126,764
16.07%, 04/02/20		3	128,420

			255,184

Food Products — 0.2%
Bank of Montreal (Mondelez International, Inc.):
8.46%, 04/27/20(b)		15	742,411
11.27%, 04/27/20		5	242,922

			985,333

Health Care Equipment & Supplies — 0.4%
Bank of Montreal (IDEXX Laboratories, Inc.), 14.40%, 04/29/20		1	261,424
Bank of Montreal (Stryker Corp.), 12.78%, 04/22/20		1	240,538
Citigroup Global Markets Holdings, Inc. (Danaher Corp.), 9.06%, 04/27/20(b)		5	714,258
Royal Bank of Canada (Medtronic plc), 8.28%, 05/20/20(b)		7	646,267

			1,862,487

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Health Care Providers & Services — 0.3%
BNP Paribas SA (CVS Health Corp.), 12.79%, 05/08/20	USD	4		$245,269
Merrill Lynch International & Co. (Humana, Inc.), 14.10%, 04/30/20		2		740,072
Royal Bank of Canada (Anthem, Inc.), 14.29%, 04/23/20(b)		3		614,994

				1,600,335

Household Durables — 0.0%
Citigroup Global Markets Holdings, Inc. (Tempur Sealy International, Inc.), 14.84%, 04/29/20(b)		3		127,851

Industrial Conglomerates — 0.0%
BNP Paribas SA (General Electric Co.), 13.71%, 04/28/20		23		186,656

Insurance — 0.3%
Societe Generale SA (MetLife, Inc.), 10.53%, 04/27/20		16		507,854
UBS AG (Allstate Corp.), 10.30%, 04/30/20		7		633,548
UBS AG (Fidelity National Financial, Inc.): 10.40%, 04/22/20 -04/23/20		18		450,648

				1,592,050

Interactive Media & Services — 0.1%
Bank of Montreal (Alphabet, Inc.), 13.81%, 04/24/20(b)		—	(h)	236,074

Internet & Direct Marketing Retail — 0.1%
Merrill Lynch International & Co. (eBay, Inc.):
11.57%, 04/17/20		4		121,464
11.30%, 04/20/20		4		121,628

				243,092

IT Services — 0.0%
Credit Suisse AG (Fidelity National Information Services, Inc.), 9.40%, 04/22/20		2		217,498

Life Sciences Tools & Services — 0.2%
Citigroup Global Markets Holdings, Inc. (Thermo Fisher Scientific, Inc.), 9.82%, 04/27/20(b)		3		760,091

Machinery — 0.2%
Credit Suisse AG (Parker-Hannifin Corp.):
9.90%, 04/27/20		2		277,632
9.95%, 04/28/20		2		277,899
Societe Generale SA (Dover Corp.), 9.81%, 04/13/20		2		203,558

				759,089

Media — 0.0%
BNP Paribas SA (Comcast Corp.), 12.00%, 04/21/20		7		226,410

Oil, Gas & Consumable Fuels — 0.0%
Societe Generale SA (TOTAL SA), 11.20%, 05/04/20	EUR	6		221,546

Personal Products — 0.1%
Societe Generale SA (Estee Lauder Cos., Inc. (The)), 10.12%, 04/27/20	USD	4		653,570

Pharmaceuticals — 0.2%
Merrill Lynch International & Co. (Merck & Co, Inc.), 10.26%, 04/30/20		10		768,370
Royal Bank of Canada (Zoetis, Inc.), 11.97%, 04/29/20(b)		2		226,031

				994,401

Security		Par (000)	Value

Professional Services — 0.0%
Societe Generale SA (TransUnion), 14.01%, 04/23/20	USD	3	$185,152

Road & Rail — 0.0%
Societe Generale SA (Union Pacific Corp.), 12.49%, 04/13/20		2	216,266

Semiconductors & Semiconductor Equipment — 0.2%
Societe Generale SA (QUALCOMM, Inc.), 14.52%, 04/27/20		9	645,775
Societe Generale SA (Teradyne, Inc.), 14.13%, 04/21/20		4	223,018

			868,793

Software — 0.2%
Bank of Montreal (Microsoft Corp.), 14.75%, 04/22/20		2	260,075
Societe Generale SA (ServiceNow, Inc.), 15.21%, 04/21/20		1	231,784
Societe Generale SA (Synopsys, Inc.), 10.74%, 05/19/20		2	234,021

			725,880

Specialty Retail — 0.2%
Royal Bank of Canada (Advance Auto Parts, Inc.)(b):
13.31%, 05/19/20		3	269,701
13.33%, 05/20/20		3	269,984
Societe Generale SA (O’Reilly Automotive, Inc.):
9.88%, 04/23/20		1	321,398
9.91%, 04/24/20		1	321,737

			1,182,820

Technology Hardware, Storage & Peripherals — 0.1%
UBS AG (Apple, Inc.), 13.70%, 04/27/20		1	230,274

Total Equity-Linked Notes — 4.7% (Cost: $30,411,021)			22,555,883

Floating Rate Loan Interests — 7.0%(i)

Aerospace & Defense — 0.2%
Arconic Rolled Products Corp., Term Loan B, 02/04/27(j)(k)		60	54,000
Dynasty Acquisition Co., Inc., Term Loan: 04/06/26(j)		434	343,639
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.74%, 11/28/21		88	70,000
TransDigm, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.24%, 08/22/24		453	419,575

			887,214

Airlines — 0.1%
American Airlines, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 2.94%, 04/28/23		183	148,230
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 12/11/26		218	166,024

			314,254

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.44%, 04/30/26(k)		340	309,532
Wand Newco 3, Inc., Term Loan, 02/05/26(j)		100	88,778

			398,310

Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, 12/12/25(j)		139	112,308

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products — 0.1%(j)
CPG Merger Sub LLC, Term Loan, 05/05/24	USD	111	$92,400
Wilsonart LLC, 1st Lien Term Loan B, 12/19/23		220	176,347

			268,747

Capital Markets — 0.1%
Greenhill & Co., Inc., Term Loan, 04/12/24(j)(k)		103	89,587
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 06/03/26		134	110,751
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, 05/29/26(j)		155	99,029

			299,367

Chemicals — 0.2%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 01/31/24(k)		221	201,441
Ascend Performance Materials LLC, Term Loan B, 08/14/26(j)(k)		140	117,305
Axalta Dupont PC, Term Loan, 06/01/24(j)(k)		100	93,228
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/03/25(k)		54	49,015
Greenrock Finance, Inc., Term Loan, 06/28/24(j)		52	43,915
Invictus Co., Term Loan B, 03/28/25(j)		84	64,788
IPS Acquisition LLC, Term Loan B2, 11/07/24(j)(k)		72	56,015
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 3.95%, 03/02/26		120	105,813
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 05/15/24		81	64,932
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.94%, 10/14/24		160	130,400

			926,852

Commercial Services & Supplies — 0.4%
Advanced Disposal Services, Inc., Term Loan, 11/10/23(j)		158	155,704
Allied Universal Holdco LLC Cov Lite, Term Loan B, 07/10/26(j)		290	267,026
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(j)		200	159,353
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.78%, 11/01/24(k)		264	226,380
Cast & Crew Payroll LLC, 1st Lien Term Loan, 01/16/26(j)		152	118,576
Diamond (BC) BV, Term Loan, 09/06/24(j)		100	74,284
GFL Environmental, Inc., Term Loan B, 05/30/25(j)		64	61,552
KAR Auction Services, Inc., Term Loan B, 09/19/26(j)(k)		40	36,708
Prime Security Services Borrower LLC, 1st Lien Term Loan, 09/23/26(j)		112	99,765
Spring Education Group, Inc., Term Loan, 07/30/25(j)(k)		57	47,246
Tempo Acquisition LLC, Term Loan, 05/01/24(j)		340	302,712
West Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.45%, 10/10/24		177	131,950

			1,681,256

Construction & Engineering — 0.0%
Ply Gem, Inc., Term Loan B, 04/01/25(j)		40	33,714
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.99%-4.07%, 05/23/25		122	102,785

			136,499

Security		Par (000)	Value

Construction Materials — 0.1%
American Builders And Contractors Supply, Term Loan, 01/15/27(j)(k)	USD	120	$112,517
Core & Main LP, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.33%-4.33%, 08/01/24		281	246,577
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(j)		87	71,441
TAMKO Building Products LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.24%-4.25%, 05/29/26(k)		40	37,107

			467,642

Containers & Packaging — 0.2%
Berry Global, Inc., Term Loan, 10/01/22(j)		80	75,410
BWAY Holding Co., Term Loan, 04/03/24(j)		162	130,985
Charter NEX US, Inc., 1st Lien Term Loan, 05/16/24(j)		258	218,243
Flex Acquisition Co., Inc., Term Loan, 12/29/23(j) (k)		165	149,325
Pregis TopCo LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.99%, 07/31/26(k)		60	51,770
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.74%, 02/05/23		331	311,566

			937,299

Diversified Consumer Services — 0.2%
AlixPartners LLP, 1st Lien Term Loan, 04/04/24(j)		259	247,047
APX Group, Inc., Term Loan, 12/31/25(j)		40	32,700
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, 11/07/23(j)		108	101,970
Maverick Purchaser Sub LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.99%, 01/29/27		60	55,200
Research Now, Inc., Term Loan, 12/07/24(j)(k)		72	63,198
Reynolds Consumer Products LLC, Term Loan, (LIBOR USD 3 Month + 1.75%), 3.50%, 02/04/27		80	74,960
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27		199	152,898
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.09%, 11/14/22		332	294,780
TierPoint LLC, Term Loan, 05/06/24(j)		62	54,111

			1,076,864

Diversified Financial Services — 0.4%
Advisor Group Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 5.99%, 07/31/26		159	116,704
Belron Finance LLC, Term Loan B, 10/30/26(j)(k)		80	75,012
BW Gas & Convenience Holdings LLC, Term Loan, 11/13/26(j)		51	41,850
Deerfield Dakota Holding LLC, Term Loan, 12/30/30(j)(k)		130	108,949
Genuine Financial Holdings LLC, Term Loan, 07/11/25(j)		182	147,955
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.74%, 01/02/26		61	57,194
Knowlton Development Corp., Inc., Term Loan B, 12/22/25(j)		104	88,054
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 3.43%, 01/23/25		100	84,039
Starwood Property Mortgage LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.49%, 07/26/26(k)		32	27,770

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Triton Bidco, Term Loan B, 09/23/26(j)	USD	617	$482,803
VICI Properties 1 LLC, Term Loan B, 12/22/24(j)		253	231,811
VS Buyer LLC, Term Loan B, 02/28/27(j)(k)		140	133,700
Ziggo Finance Partnership, Term Loan, 04/30/28(j)		80	75,200

			1,671,041

Diversified Telecommunication Services — 0.3%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.67%, 01/31/26		123	111,623
Altice France SA, Term Loan, 08/14/26(j)		261	247,298
Iridium Satellite LLC, Term Loan, 11/04/26(j)		20	18,800
MTN Infrastructure TopCo, Inc., Term Loan, 11/15/24(j)		148	129,170
Zayo Group LLC, Term Loan, 03/09/27(j)		758	712,909

			1,219,800

Electric Utilities — 0.0%
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.74%, 12/13/25		83	66,232

Electrical Equipment — 0.1%
Dell International LLC, Term Loan B, 09/19/25(j)		103	98,160
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 02/12/25(k)		102	87,720
MH Sub I LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.75%), 4.82%, 09/13/24		113	94,790

			280,670

Entertainment — 0.1%
Creative Artists Agency LLC, Term Loan C9, 11/27/26(j)		202	175,156
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 07/03/24		100	67,454
PCI Gaming Authority, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.49%, 05/29/26		80	64,800
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 05/24/25		40	32,949
William Morris Endeavor Entertainment LLC, Term Loan B, 05/18/25(j)		242	189,947

			530,306

Equity Real Estate Investment Trusts (REITs) — 0.1%
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.26%, 08/09/26(k)		92	70,662
DTZ US BORROWER LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.74%, 08/21/25		200	174,500
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.99%, 05/11/24		56	49,400

			294,562

Food & Staples Retailing — 0.1%
BCPE Empire Holdings, Inc., Delayed Draw Term Loan, 06/11/26(j)		9	7,834
BCPE Empire Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.99%, 06/11/26		57	49,850
H-Food Holdings LLC, Term Loan, 05/23/25(j)		121	100,175
H-Food Incremental, Term Loan, 05/23/25(j)		40	33,754

Security		Par (000)	Value

Food & Staples Retailing (continued)
US Foods, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.07%, 08/14/26	USD	259	$235,488

			427,101

Food Products — 0.2%
1011778 BC ULC, Term Loan B4, (LIBOR USD 1 Month + 1.75%), 2.74%, 11/19/26		140	128,478
8th Avenue Food & Provisions, Inc., Term Loan, 10/01/25(j)		100	90,604
Aramark Services, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.35%, 01/15/27(k)		34	31,450
B&G Foods, Inc., Term Loan B, 10/10/26(j)		10	9,299
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.50%, 10/10/23		280	248,745
Froneri International Ltd., 2nd Lien Term Loan, 01/31/28(j)(k)		12	10,800
Froneri International Ltd., Term Loan, 01/29/27(j)(k)		322	305,095
Hostess Brands LLC, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.24%-4.03%, 08/03/25		60	55,361
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.95%, 05/15/24		60	54,000

			933,832

Health Care Equipment & Supplies — 0.1%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.45%, 06/15/21		239	204,674
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 11/20/26		568	491,854

			696,528

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25		59	51,713
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 07/24/26(k)		140	127,081
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07%-4.45%, 06/07/23		140	123,349
Dentalcorp Perfect Smile ULC, Term Loan, 05/31/25(j)		41	31,608
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.74%, 10/10/25		144	72,536
Eyecare Partners LLC, Term Loan(j):
02/18/27		16	12,714
02/18/27		68	54,486
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.25%, 07/02/25(k)		128	119,680
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.20%, 06/07/23		62	54,611
nThrive, Inc., 1st Lien Term Loan, 10/20/22(j)		45	37,365
Option Care Health, Inc., 1st Lien Term Loan B, 08/06/26(j)		140	114,513
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(j)		363	306,881
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/06/24		82	51,118
WCG Purchaser Corp., Term Loan, 01/08/27(j)(k)		91	85,540
Wink Holdco, Inc., Term Loan, 12/02/24(j)		109	91,218
WP CityMD Bidco LLC, Term Loan, 08/13/26(j)		180	159,202

			1,493,615

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology — 0.1%
Athenahealth, Inc., Term Loan B, 02/05/26(j)(k)	USD	182	$168,868
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.49%-3.50%, 03/01/24(k)		300	282,199
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.74%, 10/10/25		80	74,077

			525,144

Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.02%, 02/02/26(k)		60	41,895
Boyd Gaming Corp., Term Loan B, 09/15/23(j)		40	34,412
Caesars Resort Collection LLC, Term Loan, 12/23/24(j)		240	193,270
CityCenter Holdings LLC, Term Loan B, 04/18/24(j)		199	173,155
Four Seasons Holdings, Inc., Term Loan F, 11/30/23(j)		77	68,977
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 3.49%-3.70%, 10/04/23		120	92,740
IRB Holding Corp., Term Loan, (LIBOR USD 3 Month + 2.75%), 3.75%-3.95%, 02/05/25		161	123,354
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.36%, 04/03/25		60	56,406
Motorcity Casino Hotel, 1st Lien Term Loan B, 08/06/21(j)		99	88,034
Playa Resorts Holding BV, 1st Lien Term Loan B, 04/29/24(j)		61	41,252
Playtika Holding Corp., Term Loan B, 12/10/24(j)		75	69,671
Scientific Games International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 3.74%-4.37%, 08/14/24		121	96,956
Stars Group Holdings BV, Term Loan, 07/10/25(j)		232	220,877
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.24%, 02/08/27		79	67,314
Whatabrands LLC, Term Loan B, (LIBOR USD 6 Month + 2.75%), 3.77%, 07/31/26		180	147,306

			1,515,619

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, 08/12/26(j)(k)		199	187,308

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.70%-4.95%, 03/03/25		260	162,710
Filtration Group Corp., Term Loan B, 03/31/25(j)		80	68,917
Vertiv Group Corp., Term Loan, 03/02/27(j)(k)		437	375,820

			607,447

Insurance — 0.4%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 3.99%, 05/09/25		340	308,162
AmWINS Group, Inc., Term Loan, 01/25/24(j)		199	183,774
AssuredPartners, Inc., Term Loan, 02/12/27(j)		140	121,561
Asurion LLC, Term Loan, 11/03/24(j)		438	413,802
Asurion LLC, Term Loan B4, 08/04/22(j)		15	13,963
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.69%, 04/25/25		40	37,406
HUB International Ltd., Term Loan B, (LIBOR USD 6 Month + 2.75%), 4.39%-4.55%, 04/25/25		286	266,001

Security		Par (000)	Value

Insurance (continued)
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 12/31/25	USD	361	$317,456
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.99%, 05/16/24		321	292,271

			1,954,396

IT Services — 0.8%
Applied Systems, Inc., Term Loan(j):
09/19/24		219	201,516
09/19/25		39	35,156
Boxer Parent Co., Inc., Term Loan B, 10/02/25(j)		97	79,866
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/30/26(j)(k)		288	270,449
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.74%, 04/29/24		300	272,349
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 06/01/22		140	127,067
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.24%, 12/01/23(k)		219	204,078
IG Investments Holdings LLC, Term Loan, 05/23/25(j)		239	188,986
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(j)		164	135,795
Mitchell International, Inc., 2nd Lien Term Loan, 12/01/25(j)		41	30,750
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.95%, 08/01/24		43	30,023
Presidio Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.28%, 01/22/27(k)		60	55,800
Pug LLC, Term Loan, 02/12/27(j)(k)		233	197,777
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.76%, 11/03/23		42	36,237
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.99%, 02/22/24		60	49,823
Solera LLC, Term Loan B1, 03/03/23(j)		259	241,820
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.70%, 09/30/22		260	246,350
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B5, 04/16/25(j)		253	235,789
SS&C Technologies Holdings, Inc., Term Loan B, 04/16/25(j)		24	22,406
Trans Union LLC, Term Loan B, 11/16/26(j)		217	207,425
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.49%, 08/27/25(k)		338	317,853
Vertafore, Inc., Term Loan B, 07/02/25(j)		263	230,656
WEX, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.24%, 05/15/26		219	189,162

			3,607,133

Life Sciences Tools & Services — 0.1%(j)
Albany Molecular Research, Inc., Term Loan, 08/30/24		47	40,895
Avantor Funding, Inc., Term Loan, 11/21/24		119	111,580
eResearchTechnology, Inc., Term Loan, 02/04/27		159	138,330

			290,805

Machinery — 0.1%
Clark Equipment Co., Term Loan, 05/18/24(j)		40	35,477
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.75%, 04/01/24		220	190,015
Ingersoll-Rand Services Co., Term Loan, 03/01/27(j)		120	112,200

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd., Term Loan, 03/28/25(j)	USD	371	$302,409

			640,101

Media — 0.3%
Ascend Learning LLC, Term Loan B, 07/12/24(j)		120	106,078
Cable One, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 05/01/24(k)		30	29,025
Charter Communications Operating, Term Loan B1, 04/30/25(j)		102	97,373
Clear Channel Outdoor Holdings, Inc., Term Loan, 08/21/26(j)		369	310,021
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.11%, 04/15/27		120	114,400
Diamond Sports Group LLC, Term Loan, 08/24/26(j)(k)		53	40,708
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.77%, 02/07/24		75	69,937
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/23		20	18,225
LCPR Loan Financing LLC, Term Loan, 10/15/26(j)		59	54,059
Learfield Communications LLC, Term Loan, 12/01/23(j)		263	172,035
Lions Gate Capital Holdings LLC, Term Loan, 03/24/25(j)		78	70,230
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 08/15/26		40	36,950
Nexstar Broadcasting, Inc., Term Loan, 09/18/26(j)		39	35,709
Radiate Holdco LLC, Term Loan, 02/01/24(j)		109	99,661
Sinclair Television Group, Inc., Term Loan B, 01/03/24(j)(k)		31	29,688
Terrier Media Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.70%, 12/17/26		80	70,423
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.94%, 09/28/23(k)		242	203,280

			1,557,802

Metals & Mining — 0.0%
Ball Metalpack Finco LLC, Term Loan, 07/31/25(j)		91	68,077

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, 10/25/23(j)		73	28,713

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.62%, 11/28/24		112	100,286

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., Term Loan, 12/31/21(j)		91	4,290
EURO Garages Ltd., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.07%, 02/07/25		161	116,428

			120,718

Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(j)		179	159,626

Security		Par (000)	Value

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 4.50%, 03/21/25	USD	131	$111,067
Bausch Health Cos., Inc., Term Loan, 06/02/25(j)		438	414,793
Catalent, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.24%, 05/18/26(k)		132	127,059
Elanco Animal Health, Inc., Term Loan, 02/04/27(j)		147	139,005
Grifols Worldwide Operations Ltd., Term Loan B, 11/15/27(j)		100	94,014
Jaguar Holding Co. I, Term Loan, 08/18/22(j)		238	226,409

			1,112,347

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 0.00%, 02/06/26(k)		265	237,239
STG-Fairway Holdings LLC, Term Loan B, 01/31/27(j)		64	53,760

			290,999

Real Estate Management & Development — 0.0%
ESH Hospitality, Inc., Term Loan B, 09/18/26(j)		40	35,212
Forest City Enterprises LP, Term Loan, 12/08/25(j)(k)		120	101,742
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.83%, 02/08/25		41	34,512

			171,466

Road & Rail — 0.1%
Lineage Logistics LLC, Term Loan, 02/27/25(j)		210	194,677
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 07/13/23		220	204,558

			399,235

Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.99%, 05/29/25(k)		60	57,600
ON Semiconductor Corp., Term Loan B, 09/19/26(j)		32	29,845

			87,445

Software — 0.8%
Castle US Holding Corp., Term Loan, 01/29/27(j)(k)		182	144,350
CERENCE, Inc., Term Loan, 10/01/24(j)		44	38,708
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.53%, 09/29/23		85	59,558
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 04/17/26		253	220,798
Infor US, Inc., Term Loan, 02/01/22(j)		501	479,930
Informatica LLC, Term Loan(j):
02/25/25(k)(l)		79	69,520
02/25/27		419	361,040
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(j)		460	417,389
Kronos, Inc., 2nd Lien Term Loan B, 11/01/24(j)		32	29,408
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.69%, 09/30/24		259	242,051
PowerSchool Group LLC, 1st Lien Term Loan, 07/31/25(j)		200	171,421
Refinitiv US Holdings, Inc., Term Loan, 10/01/25(j)		377	360,391
RP Crown Parent LLC, 1st Lien Term Loan, 10/12/23(j)(k)		207	196,966
SolarWinds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.74%, 02/05/24		279	258,806

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
SS&C Technologies Holdings, Inc., Term Loan, 04/16/25(j)	USD	17	$15,988
TIBCO Software, Inc., 1st Lien Term Loan, 06/30/26(j)(k)		260	244,400
TIBCO Software, Inc., 2nd Lien Term Loan, 03/03/28(j)(k)		137	127,410
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(j)		142	131,961

			3,570,095

Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, 11/07/24(j)(k)		120	112,512
MED ParentCo LP, Delayed Draw Term Loan, 08/31/26(j)		12	9,724
MED ParentCo LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 5.24%, 07/31/26		67	55,418
Midas Intermediate Holdco II LLC, Term Loan B, 08/18/21(j)		81	62,714
PetSmart, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.00%, 03/11/22		361	345,253

			585,621

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.35%, 04/29/23		100	96,000

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.24%, 01/02/25		40	35,958
HD Supply, Inc., Term Loan, 10/17/23(j)		160	148,025

			183,983

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.87%, 05/27/24		74	57,111
Hargray Communications Group, Inc., Term Loan, 05/16/24(j)		100	86,112
SBA Senior Finance II LLC, 2nd Lien Term Loan B, 04/06/25(j)		149	140,150

			283,373

Total Floating Rate Loan Interests — 7.0% (Cost: $37,844,057)			33,264,038

	Shares

Investment Companies — 27.3%
BlackRock Allocation Target Shares, Series A Portfolio*		2,789,025	25,240,676
BlackRock Floating Rate Income Portfolio, Class K Shares*		914,041	8,007,003
BlackRock GNMA Portfolio, Class K Shares*		4,468,197	42,403,187
BlackRock High Yield Bond Portfolio, Class K Shares*		149,665	993,777
Invesco Senior Loan ETF(m)		19,364	396,187
iShares Emerging Markets Dividend ETF*		28,913	813,901
iShares iBoxx $ Investment Grade Corporate Bond ETF*		64,831	8,007,277
iShares J.P.Morgan Emerging Markets High Yield Bond ETF*		147,028	5,590,005

Security	Shares	Value

Investment Companies (continued)
iShares MBS ETF*	350,605	$38,720,816

Total Investment Companies — 27.3% (Cost: $134,699,417)		130,172,829

	Par (000)

Non-Agency Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Toorak Mortgage Corp. Ltd., Series 2020-1, Class A1, 2.73%, 03/25/23(b)(c)	1,000	987,770

Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost: $999,998)		987,770

Preferred Securities — 1.9%

Capital Trusts — 1.5%

Banks — 0.7%(d)(i)
Bank of America Corp.:
Series X, 6.25%	211	214,165
Series AA, 6.10%	277	279,770
Citigroup, Inc., Series V, 4.70%(a)	476	407,742
Fifth Third Bancorp, Series J, 4.58%	125	103,750
JPMorgan Chase & Co.:
Series Z, 5.30%	225	207,540
Series FF, 5.00%	388	364,425
Series X, 6.10%	135	137,565
Series HH, 4.60%(a)	539	471,733
M&T Bank Corp., Series F, 5.13%	400	384,000
Wells Fargo & Co.:
Series S, 5.90%	245	240,100
Series U, 5.87%	528	535,920

		3,346,710

Capital Markets — 0.2%(d)(i)
Goldman Sachs Group, Inc. (The), Series O, 5.30%	600	582,000
Morgan Stanley, Series H, 5.44%	32	26,960
Northern Trust Corp., Series D, 4.60%	400	338,000

		946,960

Consumer Finance — 0.2%(d)(i)
Capital One Financial Corp., Series E, 5.55%	600	516,000
Discover Financial Services, Series C, 5.50%	400	320,000
General Motors Financial Co., Inc., Series A, 5.75%	428	269,640

		1,105,640

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(d)(i)	475	429,875

Insurance — 0.2%
Progressive Corp. (The), Series B, 5.38%(d)(i)	1,215	1,028,522

Oil, Gas & Consumable Fuels — 0.1%(d)(i)
Energy Transfer Operating LP:
Series B, 6.63%	200	99,000
Series G, 7.13%(a)	350	210,640
EnLink Midstream Partners LP, Series C, 6.00%	86	15,480
Plains All American Pipeline LP, Series B, 6.13%	92	46,000

		371,120

Total Capital Trusts — 1.5% (Cost: $8,533,990)		7,228,827

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.3%

Banks — 0.0%(d)(i)
KeyCorp, Series E, 6.13%	8,000	$200,000
US Bancorp, Series F, 6.50%	5,000	128,800

		328,800

Capital Markets — 0.1%
Morgan Stanley, Series K, 5.85%(d)(i)	15,000	369,300

Consumer Finance — 0.0%
SLM Corp., Series B, 2.44%(d)(i)	2,500	83,600

Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%(d)	15,000	346,500

Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E, 7.60%(d)(i)	25,000	310,750

Total Preferred Stocks — 0.3% (Cost: $1,891,828)		1,438,950

Trust Preferreds — 0.1%

Capital Markets — 0.1%
State Street Corp., 1.74%, 06/15/47(i)	738,000	538,740

Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 3.33%, 12/21/65(b)(i)	100,000	45,750

Total Trust Preferreds — 0.1% (Cost: $688,462)		584,490

Total Preferred Securities — 1.9% (Cost: $11,114,280)		9,252,267

Total Long-Term Investments — 97.8% (Cost: $500,541,968)		467,000,975

Security			Value

Short-Term Securities — 7.1%

	Par (000)

Commercial Paper — 0.2%(n)
Boeing Co. (The), 2.19%, 07/31/20	USD	250	$245,872
Campbell Soup Co., 1.97%, 08/11/20		300	296,833
Ford Motor Credit Co. LLC, 3.14%, 09/25/20		250	240,313
General Electric Co., 2.26%, 04/01/20		250	249,983

Total Commercial Paper — 0.2% (Cost: $1,042,299)			1,033,001

	Shares

Money Market Funds — 6.9%(o)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%*		32,475,332	32,475,332
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.27%		61,256	61,256
SL Liquidity Series, LLC, Money Market Series, 0.88%(p)*		77,087	77,064

Total Money Market Funds — 6.9% (Cost: $32,613,722)			32,613,652

Total Short-Term Securities — 7.1% (Cost: $33,656,021)			33,646,653

Total Investments — 104.9% (Cost: $534,197,989)			500,647,628

Liabilities in Excess of Other Assets — (4.9)%			(23,193,993)

Net Assets — 100.0%			$477,453,635

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Perpetual security with no stated maturity date.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Amount is less than 500.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Fixed rate.
(m)	Security, or a portion of the security, is on loan.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Annualized 7-day yield as of period end.
(p)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	9,094,815	23,380,517	—	32,475,332	$32,475,332	$77,285		$—		$—
SL Liquidity Series, LLC, Money Market Series(b)	8,422,203	—	(8,345,116)	77,087	77,064	5,327	(c)	1,891		(69)
BlackRock Allocation Target Shares, Series A Portfolio	2,789,025	—	—	2,789,025	25,240,676	281,987		—		(2,789,025)
BlackRock Floating Rate Income Portfolio, Class K Shares	4,888,090	37,987	(4,012,036)	914,041	8,007,003	367,741		(722,774)		(669,915)
BlackRock GNMA Portfolio, Class K Shares	2,040,232	2,427,965	—	4,468,197	42,403,187	351,424		—		445,009
BlackRock High Yield Bond Portfolio, Class K Shares	147,527	2,138	—	149,665	993,777	69,356		—		(169,517)
iShares Core Dividend Growth ETF(d)	126,099	56,050	(182,149)	—	—	—		671,857		(588,932)
iShares Emerging Markets Dividend ETF	—	28,913	—	28,913	813,901	10,222		—		(374,126)
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,831	—	—	64,831	8,007,277	44,479		—		(288,498)
iShares International Select Dividend ETF(d)	34,638	—	(34,638)	—	—	—		102,308		(100,211)
iShares J.P.Morgan Emerging Markets High Yield Bond ETF	—	147,028	—	147,028	5,590,005	64,189		—		(1,430,582)
iShares MBS ETF	418,762	139,188	(207,345)	350,605	38,720,816	172,305		33,356		758,670

					$162,329,038	$1,444,315		$86,638		$(5,207,196)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	162	06/19/20	$4,908	$410,798

Short Contracts
EUR Currency	2	06/15/20	276	10,679
MSCI Emerging Markets E-Mini Index	49	06/19/20	2,065	(21,559)
S&P 500 E-Mini Index	24	06/19/20	3,084	190,115
U.S. Treasury 10 Year Note	34	06/19/20	4,715	(100,076)
U.S. Treasury 10 Year Ultra Note	44	06/19/20	6,865	(386,779)
U.S. Treasury Ultra Bond	16	06/19/20	3,550	(322,403)
U.S. Treasury 5 Year Note	347	06/30/20	43,500	(1,411,847)

				(2,041,870)

				$(1,631,072)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	USD	15,555	$972,729	$727,435	$245,294

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	USD	225	$1,333	$(1,998)	$3,331
Western Union Co. (The)	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/21	USD	100	(989)	162	(1,151)

							$344	$(1,836)	$2,180

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boeing Co. (The)	1.00%	Quarterly	BNP Paribas SA	12/20/20	BBB	USD	430		$(10,603)	$2,243	$(12,846)
American Tower Corp.	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/21	BBB-	USD	475		1,691	(4,539)	6,230

									$(8,912)	$(2,296)	$(6,616)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund

Glossary of Terms Used in this Report

Currency

EUR	Euro

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$41,757,256	$—	$41,757,256
Corporate Bonds(a)	—	229,010,932	—	229,010,932
Equity-Linked Notes(a)	—	22,555,883	—	22,555,883
Floating Rate Loan Interests:
Aerospace & Defense	—	833,214	54,000	887,214
Airlines	—	314,254	—	314,254
Auto Components	—	88,778	309,532	398,310
Automobiles	—	112,308	—	112,308
Building Products	—	268,747	—	268,747
Capital Markets	—	209,780	89,587	299,367
Chemicals	—	409,848	517,004	926,852
Commercial Services & Supplies	—	1,370,922	310,334	1,681,256

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund

	Level 1	Level 2	Level 3	Total
Construction & Engineering	$—	$136,499	$—	$136,499
Construction Materials	—	318,018	149,624	467,642
Containers & Packaging	—	736,204	201,095	937,299
Diversified Consumer Services	—	1,013,666	63,198	1,076,864
Diversified Financial Services	—	1,325,610	345,431	1,671,041
Diversified Telecommunication Services	—	1,219,800	—	1,219,800
Electric Utilities	—	66,232	—	66,232
Electrical Equipment	—	192,950	87,720	280,670
Entertainment	—	530,306	—	530,306
Equity Real Estate Investment Trusts (REITs)	—	223,900	70,662	294,562
Food & Staples Retailing	—	427,101	—	427,101
Food Products	—	586,487	347,345	933,832
Health Care Equipment & Supplies	—	696,528	—	696,528
Health Care Providers & Services	—	1,161,314	332,301	1,493,615
Health Care Technology	—	74,077	451,067	525,144
Hotels, Restaurants & Leisure	—	1,473,724	41,895	1,515,619
Independent Power and Renewable Electricity Producers	—	—	187,308	187,308
Industrial Conglomerates	—	231,627	375,820	607,447
Insurance	—	1,954,396	—	1,954,396
IT Services	—	2,561,176	1,045,957	3,607,133
Life Sciences Tools & Services	—	290,805	—	290,805
Machinery	—	640,101	—	640,101
Media	—	1,255,101	302,701	1,557,802
Metals & Mining	—	68,077	—	68,077
Multiline Retail	—	28,713	—	28,713
Multi-Utilities	—	100,286	—	100,286
Oil, Gas & Consumable Fuels	—	120,718	—	120,718
Personal Products	—	159,626	—	159,626
Pharmaceuticals	—	985,288	127,059	1,112,347
Professional Services	—	53,760	237,239	290,999
Real Estate Management & Development	—	69,724	101,742	171,466
Road & Rail	—	399,235	—	399,235
Semiconductors & Semiconductor Equipment	—	29,845	57,600	87,445
Software	—	2,787,449	782,646	3,570,095
Specialty Retail	—	473,109	112,512	585,621
Technology Hardware, Storage & Peripherals	—	96,000	—	96,000
Trading Companies & Distributors	—	183,983	—	183,983
Wireless Telecommunication Services	—	283,373	—	283,373
Investment Companies	130,172,829	—	—	130,172,829
Non-Agency Mortgage-Backed Securities	—	987,770	—	987,770
Preferred Securities:
Banks	328,800	3,346,710	—	3,675,510
Capital Markets	369,300	1,485,700	—	1,855,000
Commercial Services & Supplies	—	45,750	—	45,750
Consumer Finance	83,600	1,105,640	—	1,189,240
Diversified Financial Services	—	429,875	—	429,875
Insurance	346,500	1,028,522	—	1,375,022
Oil, Gas & Consumable Fuels	310,750	371,120	—	681,870
Short-Term Securities:
Commercial Paper	—	1,033,001	—	1,033,001
Money Market Funds	32,536,588	—	—	32,536,588
Unfunded Floating Rate Loan Interests(b)	—	288	—	288
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(888)	—	(888)

Subtotal	$164,148,367	$329,720,218	$6,701,379	$500,569,964

Investments Valued at NAV(c)				77,064

Total Investments				$500,647,028

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$254,855	$—	$254,855
Equity contracts	600,913	—	—	600,913
Foreign currency exchange contracts	10,679	—	—	10,679
Liabilities:
Credit contracts	—	(13,997)	—	(13,997)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Income Fund

	Level 1	Level 2	Level 3	Total
Equity contracts	$(21,559)	$—	$—	$(21,559)
Interest rate contracts	(2,221,105)	—	—	(2,221,105)

	$(1,631,072)	$240,858	$—	$(1,390,214)

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of December 31, 2019	$500,000	$—	$500,000
Transfers into level 3	—	—	—
Transfers out of level 3	(500,000)	—	(500,000)
Accrued discounts/premiums	—	34	34
Net realized loss	—	(50,338)	(50,338)
Net change in unrealized depreciation(a)	—	(730,938)	(730,938)
Purchases	—	7,750,301	7,750,301
Sales	—	(267,680)	(267,680)

Closing balance, as of March 31, 2020	$—	$6,701,379	$6,701,379

Net change in unrealized depreciation on investments still held at March 31, 2020(a)	$—	$(730,938)	$(730,938)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.